UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2007

Date of reporting period:	October 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended October 31, 2007

Total Return for the 12 Months Ended October 31, 2007
Class A	Class B	Class C	Class D	MSCI EAFE Index[1]	Lipper International Large-Cap Core Funds Index[2]
31.03%	29.58%	29.58%	31.33%	24.91%	26.89%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

For the 12-month period ended October 31, 2007, international markets as measured by the MSCI EAFE Index returned almost 25 percent. After a strong fourth quarter of 2006 and a positive start to 2007, international equity markets corrected sharply in February. The markets then rallied off these lows until mid-July, when they sold off and broke below the February lows. From there, the markets have been volatile but at the end of October were back within 3 percent of the July highs.

Among developed markets, Asia ex-Japan had the highest return, followed by Europe, but Japan lagged the double-digit returns of the other regions during the 12-month period. The U.S. market was not as strong as Europe and Asia during this time; however, the emerging markets surged with a return of more than 60 percent, outperforming the developed regions. Local currencies, with the exception of the Japanese yen (down modestly), all gained against the U.S. dollar.

On a regional basis, U.S. economic data has been progressively weaker, but the silver lining has been that inflation remained well contained. Weakness was most pervasive in the housing data, with housing starts coming in below expectations and existing homes sales still trending downward. The Institute for Supply Management (ISM) survey data was mixed: the manufacturing survey softened but stayed above the critical 50 level (readings above 50 indicate that the economy is still expanding) at the end of October, while the non-manufacturing (service) survey was more upbeat. One bright spot in October was employment, as non-farm payrolls grew by 166,000, considerably above the 85,000 expected. Core inflation remained well contained despite the indication of pressure in the headline inflation measure.

After surprisingly strong growth in 2006 and in the first half of this year, European economic data has decelerated. There is broad weakness in manufacturing PMIs, and headline inflation remained elevated. Eurozone core inflation was in line with expectations — but at an uncomfortable level for the European Central Bank (ECB). All said, we think the strength of the Euro has curbed some of the need for the ECB to tighten monetary conditions and we believe the ECB will stay on hold until the financial system passes through the worst phase and the economic deceleration subsides.

Outside of continental Europe, U.K. economic data has fallen below expectations. However, inflation remained well contained. We think the Bank of England (BOE) might cut interest rates quickly if need be, given that the U.K. consumer is more leveraged than their U.S. counterparts, housing prices have risen further, and the economy has a high dependency on the financial sector.

Japanese economic data has weakened and reflation remains elusive. Housing starts continued to fall, machine orders were well below expectations, and the jobless rate ticked higher, registering 4 percent in October for the first time since March. Nationwide inflation readings remained in negative territory at the end of October. We are skeptical of Japan until the push for corporate reform strengthens again; therefore we will continue to closely monitor the country's economic situation.

At the end of the period, the issues surrounding structured credit have plagued financial institutions and credit markets in the U.S., Europe, and Japan. Equity markets traded down, as investors began discounting the higher risks of a recession and the stresses on the financial system. However, we believe there are offsets to recessionary pressures. The U.S. Federal Reserve can ease monetary conditions (as can the ECB and BOE), inventories are low, global liquidity is strong and job growth has been resilient to date. Economic growth in the developing world — now comprising about 30 percent of the world economy and an even bigger contributor to marginal growth — is strong. Equity valuations look reasonable, if earnings do not collapse. Bond yields globally continued to fall as central banks injected much needed liquidity to stave off the U.S. housing slowdown and the problems surrounding structured credit. Moreover, as central banks globally have either lowered interest rates or halted their rate hike campaigns, money growth has accelerated. In addition, other liquidity sources such as sovereign wealth funds in Asia and the Middle East continue to grow as their economies boom. Strong liquidity growth should provide some support to the pressures of higher oil prices and structured credit worries. We think there are more shoes to drop in the financial arena, but market sentiment may be edging toward oversold.

Performance Analysis

All share classes of Morgan Stanley International Fund outperformed the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index for the 12 months ended October 31, 2007, assuming no deduction of applicable sales charges.

For the 12-month period, the Fund's overweights to Hong Kong, Germany, Singapore and the emerging markets were the main contributors to performance relative to the MSCI EAFE Index, due to the strong returns of these areas during the period. Conversely, the overweight to Japan and underweight to Australia were the most significant detractors to relative returns. Japan continued to lag, and its negative return was amplified by an overweight exposure in the Fund's portfolio. Australia performed well, however, and the Fund's underweight position prevented the Fund from fully benefiting from the country's strong return.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
BP PLC	1.4%
Nestle S.A. (Registered Shares)	1.4
Vodafone Group PLC	1.2
Total S.A.	1.2
E.ON AG	1.0
Toyota Industries Corp.	1.0
Royal Dutch Shell PLC (A Shares)	1.0
BHP Billiton Ltd.	1.0
Siemens AG (Registered Shares)	0.9
StatoilHydro ASA	0.8
TOP FIVE COUNTRIES
Japan	17.7%
United Kingdom	16.6
Germany	9.2
France	7.4
Switzerland	5.6

Data as of October 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in a diversified portfolio of international common stocks and other equity securities. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., uses a "top-down" approach that emphasizes country and sector selection and weightings over individual stock selection.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of a $10,000 Investment

Average Annual Total Returns—Period Ended October 31, 2007
Symbol	Class A Shares* (since 06/28/99) INLAX		Class B Shares** (since 06/28/99) INLBX		Class C Shares† (since 06/28/99) INLCX		Class D Shares†† (since 06/28/99) INLDX
1 Year	31.03% 24.15	[3] [4]	29.58% 24.58	[3] [4]	29.58% 28.58	[3] [4]	31.33% —	[3]
5 Years	22.10 20.79	[3] [4]	21.11 20.92	[3] [4]	21.12 21.12	[3] [4]	22.40 —	[3]
Since Inception	8.24 7.55	[3] [4]	7.41 7.41	[3] [4]	7.39 7.39	[3] [4]	8.49 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States & Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper International Large-Cap Core Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on October 31, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/07 – 10/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	05/01/07	10/31/07	05/01/07 – 10/31/07
Class A
Actual (13.91% return)	$1,000.00	$1,139.10	$7.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.60	$6.67
Class B
Actual (13.32% return)	$1,000.00	$1,133.20	$11.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.82	$10.46
Class C
Actual (13.30% return)	$1,000.00	$1,133.00	$11.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.82	$10.46
Class D
Actual (14.29% return)	$1,000.00	$1,142.90	$5.73
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.86	$5.40

*  Expenses are equal to the Fund's annualized expense ratios of 1.31%, 2.06%, 2.06% and 1.06% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (91.4%)
	Australia # (4.4%)
	Aluminum
28,830	Alumina Ltd.	$181,327
	Beverages: Alcoholic
28,866	Foster's Group Ltd. (a)	172,352
	Beverages: Non-Alcoholic
7,548	Coca-Cola Amatil Ltd.	72,236
	Biotechnology
4,077	CSL Ltd.	138,602
	Building Products
28,356	CSR Ltd. (a) ##	90,555
	Casino/Gaming
5,726	TABCORP Holdings Ltd. (a)	83,343
	Chemicals: Major Diversified
7,116	Orica Ltd.	206,955
	Construction Materials
14,815	Boral Ltd.	94,223
11,841	James Hardie Industries NV (CDI)	72,118
		166,341
	Containers/Packaging
22,378	Amcor Ltd.	146,946
	Engineering & Construction
3,397	Leighton Holdings Ltd. (a)	200,086
	Financial Conglomerates
2,956	Macquarie Bank Ltd. (a)	234,005
7,797	Suncorp-Metway Ltd.	148,136
		382,141
	Food Retail
15,190	Coles Group Ltd.	229,729
14,840	Woolworths Ltd.	465,463
		695,192
	Gas Distributors
6,568	AGL Energy Ltd.	74,220
83,483	Origin Energy Ltd.	716,597
		790,817

NUMBER OF SHARES		VALUE
	Hospital/Nursing Management
13,440	Symbion Health Ltd. (a)	$50,921
	Industrial Conglomerates
2,777	Ansell Ltd.	32,183
5,443	Wesfarmers Ltd. (a)	224,758
		256,941
	Investment Managers
18,805	AMP Ltd.	179,503
	Investment Trusts/Mutual Funds
32,909	Macquarie Infrastructure Group (Stapled Securities)**	97,665
	Major Banks
20,480	Australia and New Zealand Banking Group Ltd.	578,116
16,927	Commonwealth Bank of Australia	976,787
22,665	National Australia Bank Ltd.	917,168
23,934	Westpac Banking Corp.	686,107
		3,158,178
	Major Telecommunications
30,491	Telstra Corp., Ltd.	133,653
	Medical/Nursing Services
2,044	Sonic Healthcare Ltd.	32,985
	Miscellaneous Commercial Services
13,997	Brambles Ltd. (a)	186,424
	Multi-Line Insurance
24,017	Insurance Australia Group Ltd. (a)	105,643
	Oil & Gas Production
61,311	Santos Ltd.	812,196
34,283	Woodside Petroleum Ltd.	1,676,416
		2,488,612
	Oil Refining/Marketing
11,640	Caltex Australia Ltd. (a)	234,425
	Other Metals/Minerals
78,088	BHP Billiton Ltd.	3,398,900
7,155	Rio Tinto Ltd. (a)	743,131
		4,142,031

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Other Transportation
5,327	Asciano Group (Stapled Securities)*** (a)	$41,942
11,411	Transurban Group (Stapled Securities)** (a)	77,778
		119,720
	Precious Metals
8,257	Newcrest Mining Ltd.	251,230
	Property - Casualty Insurers
9,826	QBE Insurance Group Ltd.	299,690
	Publishing: Newspapers
14,003	Fairfax Media Ltd.	62,201
	Pulp & Paper
12,093	PaperlinX Ltd.	31,336
	Real Estate Development
5,980	Lend Lease Corp., Ltd.	112,143
	Real Estate Investment Trusts
1,340	Stockland (Stapled Securities)**	11,251
	Steel
19,879	BlueScope Steel Ltd. (a)	197,979
14,054	OneSteel Ltd.	91,213
		289,192
	Trucking
5,389	Toll Holdings Ltd.	67,385
	Total Australia	15,638,022
	Austria # (1.1%)
	Building Products
3,590	Wienerberger AG	224,710
	Containers/Packaging
510	Mayr-Melnhof Karton AG	60,915
	Electric Utilities
4,550	Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (Class A)	301,213
	Industrial Machinery
1,664	Andritz AG	123,547

NUMBER OF SHARES		VALUE
	Major Banks
2,608	Erste Bank der oesterreichischen Sparkassen AG	$212,862
1,708	Raiffeisen International Bank - Holding AG	283,914
		496,776
	Major Telecommunications
22,968	Telekom Austria AG (Bearer Shares)	660,340
	Multi-Line Insurance
1,167	Wiener Staedtische Versicherung AG	86,266
	Oil Refining/Marketing
11,693	OMV AG	877,387
	Other Transportation
625	Flughafen Wien AG	74,181
	Real Estate Development
14,753	Immofinanz Immobilien Anlagen AG	175,903
4,841	Meinl European Land Ltd. (Certificate)*	68,203
		244,106
	Steel
2,136	Boehler-Uddeholm AG	227,179
4,336	voestalpine AG	391,568
		618,747
	Total Austria	3,768,188
	Belgium # (0.6%)
	Beverages: Alcoholic
1,868	InBev NV	176,594
	Chemicals: Specialty
1,069	Solvay S.A.	162,856
	Electronic Equipment/ Instruments
1,249	Agfa Gevaert NV	17,442
	Financial Conglomerates
15,473	Fortis	496,529

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Major Banks
15,583	Dexia S.A.	$501,746
2,143	KBC Groep NV	301,138
		802,884
	Major Telecommunications
2,310	Belgacom S.A.	110,686
	Metal Fabrications
131	Bekaert NV	18,062
	Other Metals/Minerals
454	Umicore	113,561
	Pharmaceuticals: Other
1,779	UCB S.A.	104,475
	Total Belgium	2,003,089
	Bermuda # (0.2%)
	Apparel/Footwear
7,000	Yue Yuen Industrial (Holdings) Ltd.	21,765
	Construction Materials
7,000	Cheung Kong Infrastructure Holdings Ltd. (a)	27,528
	Electronic Equipment/ Instruments
550,921	China Water Affairs Group Ltd.*	399,173
	Investment Banks/Brokers
269,063	REXCAPITAL Financial Holdings Ltd.*	56,215
	Marine Shipping
43,506	NWS Holdings Ltd.	165,832
	Specialty Stores
17,346	Chow Sang Sang Holdings International Ltd.	23,965
	Total Bermuda	694,478
	Brazil (0.2%)
	Aerospace & Defense
9,322	Empresa Brasileira de Aeronautica S.A.	113,169

NUMBER OF SHARES		VALUE
	Beverages: Alcoholic
393	Companhia de Bebidas das Americas	$31,494
	Department Stores
9,000	Lojas Renner S.A.	221,015
	Real Estate Development
13,200	Cyrela Brazil Realty S.A.	226,299
2,640	Cyrela Commercial Properties S.A.*	20,517
		246,816
	Steel
1,304	Companhia Siderurgica Nacional S.A.	104,318
	Tobacco
2,500	Souza Cruz S.A.	71,519
	Total Brazil	788,331
	Cayman Islands # (0.2%)
	Industrial Specialties
8,000	Kingboard Chemical Holdings Ltd.	52,925
	Major Telecommunications
16,000	Hutchison Telecommunications International Ltd.* (a)	22,835
	Other Transportation
109,000	Hopewell Highway Infrastructure Ltd.	103,082
	Real Estate Development
87,843	Agile Property Holdings Ltd.	213,555
	Trucks/Construction/ Farm Machinery
71,000	China Infrastructure Machinery Holdings Ltd. (a)	158,776
	Total Cayman Islands	551,173
	China # (1.8%)
	Airlines
72,000	Air China Ltd. (H Shares)	112,352

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Aluminum
72,000	Aluminum Corp. of China Ltd. (H Shares) (a)	$209,684
	Chemicals: Specialty
14,000	Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	11,798
	Coal
59,000	China Shenhua Energy Company Ltd. (H Shares)	387,812
38,000	Yanzhou Coal Mining Co., Ltd. (H Shares)	82,706
		470,518
	Construction Materials
2,000	Anhui Conch Cement Company Ltd. (H Shares)	20,190
	Electric Utilities
66,000	Datang International Power Generation Co., Ltd. (H Shares) (a)	77,076
72,000	Huaneng Power International, Inc. (H Shares)	86,150
		163,226
	Engineering & Construction
101,000	China Communications Construction Co., Ltd. (H Shares)	320,535
	Industrial Machinery
18,000	Shanghai Electric Group Company Ltd. (H Shares)	18,029
	Integrated Oil
294,000	China Petroleum & Chemical Corp. (Singopec) (H Shares)	447,266
276,000	PetroChina Co., Ltd. (H Shares)	716,954
		1,164,220

NUMBER OF SHARES		VALUE
	Life/Health Insurance
125,000	China Life Insurance Co., Ltd. (H Shares)	$842,169
	Major Banks
382,000	Bank of China Ltd. (H Shares)	256,148
251,000	Bank of Communications Ltd. (H Shares)	466,382
		722,530
	Major Telecommunications
280,000	China Telecom Corp. Ltd. (H Shares)	248,003
	Marine Shipping
64,025	China COSCO Holdings Company Ltd. (H Shares)	288,348
28,963	China Shipping Development Co., Ltd. (H Shares)	99,958
		388,306
	Motor Vehicles
44,073	Dongfeng Motor Group Co., Ltd. (H Shares)	40,637
	Multi-Line Insurance
23,000	Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	321,803
	Other Metals/Minerals
26,000	Jiangxi Copper Co., Ltd. (H Shares) (a)	93,632
	Other Transportation
116,940	Anhui Expressway Co., Ltd. (H Shares)	96,020
10,000	Zhejiang Expressway Co., Ltd. (H Shares)	14,423
		110,443
	Precious Metals
68,000	Zijin Mining Group Co., Ltd. (H Shares) (a)	121,893

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Real Estate Development
18,000	Guangzhou R&F Properties Co. Ltd. (H Shares) (a)	$95,024
	Regional Banks
780,703	China Construction Bank Corp. (H Shares)	887,210
	Steel
4,000	Angang Steel Co., Ltd. (H Shares)	14,965
	Total China	6,377,167
	Denmark # (0.6%)
	Biotechnology
1,350	Novozymes A/S (B Shares)	147,407
	Electrical Products
1,700	Vestas Wind Systems A/S*	153,127
	Major Banks
16,444	Danske Bank A/S	727,152
	Marine Shipping
41	A P Moller - Maersk A/S (B Shares)	569,432
	Pharmaceuticals: Major
3,800	Novo Nordisk A/S (B Shares)	473,247
	Telecommunication Equipment
4,500	GN Store Nord A/S*	48,096
	Trucking
2,250	DSV A/S	59,988
	Total Denmark	2,178,449
	Finland # (1.2%)
	Building Products
448	Uponor Oyj (a)	11,761
	Electric Utilities
5,307	Fortum Oyj	230,660
	Engineering & Construction
1,309	Kone Oyj (B Shares)	109,091

NUMBER OF SHARES		VALUE
	Food Retail
5,010	Kesko Oyj (B Shares)	$300,770
	Industrial Machinery
3,588	Metso Oyj (a)	219,944
	Information Technology Services
2,540	TietoEnator Oyj (a)	62,510
	Marine Shipping
649	Cargotec Corp. (B Shares) (a)	40,253
	Multi-Line Insurance
5,010	Sampo Oyj (A Shares)	157,508
	Oil Refining/Marketing
2,037	Neste Oil Oyj (a)	73,310
	Other Metals/Minerals
3,278	Outokumpu Oyj (a)	122,947
	Pulp & Paper
9,956	Stora Enso Oyj (Registered Shares) (a)	183,285
8,623	UPM-Kymmene Oyj	193,583
		376,868
	Steel
1,512	Rautaruukki Oyj	87,116
	Telecommunication Equipment
60,368	Nokia Oyj	2,397,654
	Trucks/Construction/ Farm Machinery
818	Wartsila Oyj (B Shares)	67,046
	Total Finland	4,257,438
	France # (7.4%)
	Advertising/Marketing Services
1,483	Publicis Groupe (a)	60,411
	Aerospace & Defense
2,437	Thales S.A.	152,236
290	Zodiac S.A. (a)	20,141
		172,377

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Apparel/Footwear
1,204	Hermes International	$158,755
6,894	LVMH Moet Hennessy Louis Vuitton S.A.	890,217
		1,048,972
	Auto Parts: O.E.M.
1,777	Valeo S.A.	97,574
	Automotive Aftermarket
1,604	Compagnie Generale des Etablissements Michelin (B Shares)	215,801
	Broadcasting
1,826	Societe Television Francaise 1	50,681
	Building Products
6,103	Compagnie de Saint-Gobain	659,367
	Chemicals: Major Diversified
1,055	Arkema*	72,002
	Chemicals: Specialty
4,334	Air Liquide S.A. (a)	598,415
	Construction Materials
687	Imerys S.A.	66,916
4,781	Lafarge S.A. (a)	780,691
		847,607
	Data Processing Services
474	Atos Origin S.A.*	28,900
	Department Stores
951	PPR	189,019
	Electric Utilities
2,172	Suez S.A. (Brussels Exchange)	141,717
13,482	Suez S.A. (Paris Exchange) (a)	879,758
		1,021,475
	Electrical Products
4,238	Schneider Electric S.A. (a)	585,522
	Electronics/Appliances
3,682	Thomson	64,415

NUMBER OF SHARES		VALUE
	Engineering & Construction
6,141	Bouygues S.A.	$591,996
5,588	Vinci S.A.	460,063
		1,052,059
	Food Distributors
2,570	Sodexho Alliance S.A.	186,592
	Food Retail
8,710	Carrefour S.A.	628,739
1,148	Casino Guichard - Perrachon S.A.	128,519
		757,258
	Food: Major Diversified
7,536	Groupe DANONE (a)	647,347
	Hotels/Resorts/Cruiselines
4,992	Accor S.A.	478,033
	Household/Personal Care
1,352	L'Oreal S.A.	177,947
	Industrial Conglomerates
4,597	Alstom	1,094,920
	Information Technology Services
2,833	Cap Gemini S.A.	181,397
	Integrated Oil
50,901	Total S.A. (a)	4,107,926
	Internet Software/Services
1,116	Business Objects S.A.*	66,847
	Life/Health Insurance
1,638	CNP Assurances	209,230
	Major Banks
20,668	BNP Paribas	2,289,385
8,151	Societe Generale (a)	1,374,029
		3,663,414
	Major Telecommunications
32,095	France Telecom S.A.	1,187,137
	Media Conglomerates
13,317	Vivendi	601,240
	Medical Specialties
1,624	Essilor International S.A. CIE Generale D' Optique	103,905

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Motor Vehicles
1,825	PSA Peugeot Citroen (a)	$169,702
1,879	Renault S.A.	316,936
		486,638
	Multi-Line Insurance
39,283	Axa	1,763,696
	Office Equipment/Supplies
968	Neopost S.A. (a)	112,470
	Oilfield Services/Equipment
635	Technip S.A.	57,132
	Other Consumer Specialties
302	Societe BIC S.A.	23,503
	Packaged Software
1,040	Dassault Systemes S.A.	64,542
	Pharmaceuticals: Major
15,681	Sanofi-Aventis (a)	1,379,665
	Publishing: Books/Magazines
2,131	Lagardere S.C.A. (a)	180,574
	Real Estate Development
1,998	Klepierre	108,763
664	Unibail - Rodamco (Paris Exchange)	165,703
817	Unibail - Rodamco (Netherlands Exchange) (a)	202,982
		477,448
	Real Estate Investment Trusts
789	Gecina S.A.	135,264
	Regional Banks
9,449	Credit Agricole S.A. (a)	374,867
	Telecommunication Equipment
34,466	Alcatel - Lucent (a)	333,824
1,681	Safran S.A.	42,755
		376,579
	Water Utilities
5,374	Veolia Environnement (a)	480,943
	Total France	26,141,111

NUMBER OF SHARES		VALUE
	Germany # (8.8%)
	Air Freight/Couriers
21,469	Deutsche Post AG (Registered Shares)	$651,726
	Airlines
6,763	Deutsche Lufthansa AG (Registered Shares)	200,061
	Apparel/Footwear
7,795	Adidas AG (a)	521,444
378	Puma AG	162,430
		683,874
	Auto Parts: O.E.M.
3,885	Continental AG	588,573
	Chemicals: Major Diversified
13,890	BASF AG	1,923,006
12,920	Bayer AG (a)	1,081,745
		3,004,751
	Chemicals: Specialty
1,993	Linde AG (a)	252,299
	Department Stores
2,866	Arcandor AG*	92,217
4,268	Metro AG (a)	387,459
		479,676
	Electric Utilities
18,528	E.ON AG	3,622,698
12,401	RWE AG	1,696,159
		5,318,857
	Engineering & Construction
1,724	Hochtief AG	239,658
	Financial Conglomerates
6,454	Hypo Real Estate Holding AG (a)	385,483
	Food: Specialty/Candy
3,010	Suedzucker AG	68,447
	Hotels/Resorts/Cruiselines
5,809	TUI AG* (a)	172,193

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Household/Personal Care
1,612	Beiersdorf AG (a)	$128,072
	Industrial Conglomerates
4,644	MAN AG	834,165
24,086	Siemens AG (Registered Shares) (a)	3,281,702
10,889	ThyssenKrupp AG	728,531
		4,844,398
	Industrial Machinery
1,825	Heidelberger Druckmaschinen AG	74,846
	Investment Banks/Brokers
3,523	Deutsche Boerse AG (a)	559,015
	Major Banks
18,147	Commerzbank AG	773,398
5,690	Deutsche Bank AG (Registered Shares)	762,290
1,672	Deutsche Postbank AG	122,545
		1,658,233
	Major Telecommunications
99,218	Deutsche Telekom AG (Registered Shares)	2,037,201
	Medical Distributors
2,487	Celesio AG (a)	141,107
	Medical/Nursing Services
5,724	Fresenius Medical Care AG & Co. KGaA	302,805
	Motor Vehicles
24,345	Daimler AG (Registered Shares)	2,691,654
4,718	Volkswagen AG	1,354,966
		4,046,620
	Multi-Line Insurance
10,243	Allianz SE (Registered Shares)	2,310,800
5,143	Muenchener Rueckversicherungs- Gesellschaft AG (Registered Shares)	989,395
		3,300,195

NUMBER OF SHARES		VALUE
	Packaged Software
26,669	SAP AG	$1,446,558
	Pharmaceuticals: Major
1,255	Merck KGaA	157,453
	Pharmaceuticals: Other
2,418	Altana AG	58,721
	Semiconductors
13,829	Infineon Technologies AG* (a)	203,605
	Total Germany	31,004,427
	Greece # (0.9%)
	Casino/Gaming
6,990	Greek Organisation of Football Prognostics S.A.	285,783
	Construction Materials
1,850	Titan Cement Co. S. A.	90,322
	Major Banks
7,800	Bank of Cyprus Public Co., Ltd.	152,881
16,300	National Bank of Greece S.A.	1,138,206
		1,291,087
	Regional Banks
14,721	Alpha Bank A.E.	545,802
7,518	EFG Eurobank Ergasias	293,459
14,400	Piraeus Bank S.A.	579,779
		1,419,040
	Total Greece	3,086,232
	Hong Kong # (1.9%)
	Agricultural Commodities/Milling
52,000	Chaoda Modern Agriculture (Holdings) Ltd.	47,368
	Airlines
12,000	Cathay Pacific Airways Ltd.	36,072
	Apparel/Footwear
28,000	Li Ning Co. Ltd.	105,650
98,900	Prime Success International Group Ltd.	73,595
		179,245

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Apparel/Footwear Retail
11,100	Esprit Holdings Ltd.	$188,753
	Broadcasting
4,000	Television Broadcasts Ltd.	25,915
	Electric Utilities
19,804	CLP Holdings Ltd.	133,687
16,000	Hongkong Electric Holdings Ltd.	82,379
		216,066
	Engineering & Construction
8,000	Hopewell Holdings Ltd.	41,402
28,465	New World Development Co., Ltd. (a)	102,102
		143,504
	Financial Conglomerates
15,020	Wharf (Holdings) Ltd. (The)	90,930
	Gas Distributors
48,944	Hong Kong & China Gas Co., Ltd.	131,677
	Hotels/Resorts/Cruiselines
12,713	Shangri-La Asia Ltd.	40,691
	Industrial Conglomerates
32,000	China Resources Enterprise Ltd.	140,789
464,000	Guangdong Investment Ltd.	318,334
24,926	Hutchison Whampoa Ltd.	314,133
10,500	Swire Pacific Ltd. (Class A)	150,362
		923,618
	Investment Banks/Brokers
12,000	Hong Kong Exchanges & Clearing Ltd.	400,441
	Major Banks
18,802	Bank of East Asia, Ltd. (The)	127,503
43,000	BOC Hong Kong (Holdings) Ltd.	123,209
8,400	Hang Seng Bank Ltd.	174,127
		424,839

NUMBER OF SHARES		VALUE
	Major Telecommunications
43,637	PCCW Ltd. (a)	$28,261
	Miscellaneous Manufacturing
18,523	Johnson Electric Holdings Ltd. (a)	10,396
	Other Consumer Services
234,000	China Travel International Investment Hong Kong Ltd.	188,044
	Other Transportation
48,000	Cosco Pacific Ltd.	149,100
	Railroads
17,212	MTR Corp., Ltd.	59,584
	Real Estate Development
18,000	Cheung Kong (Holdings) Ltd.	353,629
44,000	China Resources Land Ltd.	111,348
66,500	Hang Lung Properties Ltd.	326,839
8,000	Henderson Land Development Co., Ltd.	71,721
7,503	Hysan Development Co., Ltd.	22,674
5,249	Kerry Properties Ltd.	45,679
82,000	New World China Land Ltd. (a)	96,364
14,887	Sino Land Co., Ltd.	46,676
24,000	Sun Hung Kai Properties Ltd.	458,687
		1,533,617
	Real Estate Investment Trusts
19,895	Link REIT (The)	45,219
	Tools/Hardware
11,000	Techtronic Industries Co., Ltd.	11,896
	Wholesale Distributors
69,220	Li & Fung Ltd.	327,747
	Wireless Telecommunications
65,000	China Mobile Ltd.	1,356,767
	Total Hong Kong	6,559,750

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	India # (1.9%)
	Aluminum
9,700	Hindalco Industries Ltd.	$49,048
	Broadcasting
1,090	Zee News Ltd.*	1,729
	Cable/Satellite TV
1,386	Dish TV India Ltd.*	2,147
1,205	Wire and Wireless India Ltd.*	1,148
		3,295
	Construction Materials
345	ACC Limited	9,532
9,100	Ambuja Cements Ltd.	33,549
827	Grasim Industries Ltd.	79,532
		122,613
	Electric Utilities
524	Reliance Energy Ltd.	25,190
	Electrical Products
1,685	Asea Brown Boveri India Ltd.	68,321
9,881	Bharat Heavy Electricals Ltd.	661,033
		729,354
	Engineering & Construction
23,500	IVRCL Infrastructures and Projects Ltd.	307,923
54,353	Unitech Ltd.	533,713
		841,636
	Finance/Rental/Leasing
3,929	Housing Development Finance Corp., Ltd.	278,728
	Financial Publishing/Services
441	I-Flex Solutions Ltd.*	18,132
	Gas Distributors
4,667	Gail India Ltd.	49,208
	Household/Personal Care
17,686	Hindustan Unilever Ltd.	93,548
	Information Technology Services
8,480	Infosys Technologies Ltd.	400,531
9,956	Satyam Computer Service Ltd.	121,623
2,755	Tata Consultancy Services Ltd.	73,265
4,299	Wipro Ltd.	55,811
		651,230

NUMBER OF SHARES		VALUE
	Major Telecommunications
19,455	Bharti Airtel Limited*	$506,737
26,000	Reliance Communications Ltd.	518,905
		1,025,642
	Metal Fabrications
2,413	Bharat Forge Ltd.	23,353
	Motor Vehicles
559	Bajaj Auto Ltd	35,436
1,483	Hero Honda Motors Ltd.	27,498
1,865	Mahindra & Mahindra Ltd.	36,083
1,264	Maruti Suzuki India Ltd.	34,904
		133,921
	Movies/Entertainment
3,722	Zee Entertainment Enterprises Ltd.	31,586
	Oil & Gas Production
5,213	Oil & Natural Gas Co., Ltd.	167,352
	Oil Refining/Marketing
13,840	Reliance Industries Ltd.	982,342
	Pharmaceuticals: Generic Drugs
1,831	Dr. Reddy's Laboratories Ltd.	29,058
	Pharmaceuticals: Major
552	Sun Pharma Advanced Research Company Ltd.*	1,234
852	Sun Pharmaceutical Industries Ltd.	23,106
		24,340
	Pharmaceuticals: Other
3,330	Cipla Ltd.	15,214
220	Glaxosmithkline Pharmaceuticals Ltd.	6,147
2,211	Glenmark Pharmaceuticals Ltd.	27,869
2,703	Ranbaxy Laboratories Ltd.	29,457
		78,687
	Regional Banks
2,000	Axis Bank Limited	47,131
6,388	HDFC Bank Ltd.	272,488

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
13,440	ICICI Bank Ltd.	$433,620
1,800	ICICI Bank Ltd. (Sponsored ADR) ##	124,992
		878,231
	Specialty Telecommunications
2,216	Mahanagar Telephone Nigam Ltd.	10,188
	Steel
2,877	Tata Steel Ltd.	68,255
	Tobacco
23,500	ITC Ltd.	107,777
	Trucks/Construction/ Farm Machinery
2,220	Larsen & Toubro Ltd.	243,457
4,120	Tata Motors Ltd.	79,992
		323,449
	Total India	6,747,892
	Indonesia # (0.7%)
	Coal
564,000	PT Bumi Resources Tbk	301,958
	Major Telecommunications
418,000	PT Telekomunikasi Indonesia Tbk (B Shares)	504,244
	Motor Vehicles
79,500	PT Astra International Tbk	225,768
	Regional Banks
624,000	PT Bank Central Asia Tbk	505,570
270,500	PT Bank Mandiri	113,674
169,500	PT Bank Rakyat Indonesia	145,895
		765,139
	Trucks/Construction/ Farm Machinery
421,000	PT United Tractors Tbk	514,390
	Total Indonesia	2,311,499
	Italy # (0.9%)
	Investment Banks/Brokers
637	Mediobanca SpA	15,135

NUMBER OF SHARES		VALUE
	Life/Health Insurance
20,571	Assicurazioni Generali SpA (a)	$979,985
	Major Banks
90,363	Intesa Sanpaolo	716,909
159,793	UniCredito Italiano SpA	1,374,018
		2,090,927
	Regional Banks
5,084	Unione di Banche Italiane Scpa	141,407
	Specialty Stores
7,532	Bulgari SpA	118,082
	Total Italy	3,345,536
	Japan # (17.7%)
	Advertising/Marketing Services
1,150	Asatsu - DK Inc. (a)	38,415
	Agricultural Commodities/Milling
6,000	Nisshin Seifun Group Inc.	54,213
	Air Freight/Couriers
21,500	Nippon Express Co., Ltd.	107,548
7,035	Yamato Holdings Co., Ltd.	103,248
		210,796
	Airlines
24,000	Japan Airlines Corp.* (a)	53,974
	Apparel/Footwear
4,546	Onward Holdings Co., Ltd.	46,742
2,000	Wacoal Holdings Corp. (a)	24,307
		71,049
	Apparel/Footwear Retail
2,100	Fast Retailing Co., Ltd. (a)	120,699
700	Shimamura Co., Ltd. (a)	68,048
		188,747
	Auto Parts: O.E.M.
16,400	Denso Corp.	662,748
5,059	NGK Spark Plug Co., Ltd. (a)	84,797
2,100	Stanley Electric Co., Ltd. (a)	46,612
2,300	Toyota Industries Corp.	98,245
		892,402

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Automotive Aftermarket
22,400	Bridgestone Corp.	$495,235
	Beverages: Alcoholic
10,200	Asahi Breweries, Ltd. (a)	168,681
22,051	Kirin Holdings Co., Ltd.	308,188
7,000	Sapporo Holdings Ltd. (a)	52,580
4,000	Takara Holdings Inc.	23,462
		552,911
	Beverages: Non-Alcoholic
1,500	ITO EN, Ltd. (a)	31,631
	Broadcasting
13	Fuji Television Network, Inc.	26,211
2,600	Tokyo Broadcasting System, Inc.	69,333
		95,544
	Building Products
6,162	JS Group Corp.	99,561
9,500	Nippon Sheet Glass Co., Ltd.	57,641
12,500	Toto Ltd. (a)	90,454
		247,656
	Chemicals: Agricultural
4,500	Nissan Chemical Industries, Ltd.	61,946
	Chemicals: Major Diversified
31,000	Asahi Kasei Corp. (a)	235,782
23,000	Mitsubishi Chemical Holdings Corp.	189,714
		425,496
	Chemicals: Specialty
5,000	Daicel Chemical Industries, Ltd. (a)	36,970
19,588	Dainippon Ink & Chemicals, Inc. (a)	93,707
11,546	Denki Kagaku Kogyo Kabushiki Kaisha (a)	67,804
3,608	JSR Corp. (a)	93,378
7,000	Kaneka Corp.	62,040
9,056	Kuraray Co., Ltd.	117,520

NUMBER OF SHARES		VALUE
15,099	Mitsubishi Rayon Co., Ltd.	$85,478
12,500	Mitsui Chemicals, Inc. (a)	117,014
9,397	Shin-Etsu Chemical Co., Ltd.	601,937
16,000	Showa Denko K.K.	62,391
4,000	Sumitomo Bakelite Co., Ltd.	24,443
33,000	Sumitomo Chemical Co., Ltd. (a)	292,676
14,000	Tosoh Corp.	89,244
		1,744,602
	Commercial Printing/Forms
10,500	Dai Nippon Printing Co., Ltd.	152,280
11,000	Toppan Printing Co., Ltd. (a)	107,341
		259,621
	Computer Processing Hardware
42,000	Fujitsu Ltd.	331,106
	Construction Materials
15,000	Taiheiyo Cement Corp. (a)	47,047
	Containers/Packaging
4,817	Toyo Seikan Kaisha, Ltd.	87,161
	Department Stores
3,000	H20 Retailing Corp. (a)	24,983
5,064	Isetan Co., Ltd. (a)	68,304
9,500	J. Front Retailing Co., Ltd.*	85,229
10,707	Marui Group Co., Ltd. (a)	111,107
12,716	Mitsukoshi, Ltd. (a)	58,972
8,540	Takashimaya Co., Ltd. (a)	103,603
		452,198
	Electric Utilities
10,900	Chubu Electric Power Co., Inc.	279,133
16,700	Kansai Electric Power Co., Inc. (The)	375,867
6,500	Kyushu Electric Power Co., Inc.	158,269
12,500	Tohoku Electric Power Co., Inc.	263,736
19,600	Tokyo Electric Power Co., Inc. (The)	497,239
		1,574,244

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Electrical Products
4,000	Fuji Electric Holdings Co., Ltd. (a)	$15,133
6,000	Fujikura Ltd. (a)	38,573
17,500	Furukawa Electric Co., Ltd. (The) (a)	83,900
700	Mabuchi Motor Co., Ltd.	47,145
7,500	Matsushita Electric Works, Ltd.	82,785
9,060	NGK Insulators, Ltd.	320,388
2,404	Nidec Corp. (a)	181,019
16,700	Sumitomo Electric Industries, Ltd. (a)	268,902
1,100	Ushio Inc. (a)	22,624
		1,060,469
	Electronic Components
4,200	Alps Electric Co., Ltd.	52,525
7,750	Citizen Holdings Co., Ltd. (a)	83,516
700	Hirose Electric Co., Ltd. (a)	83,703
9,400	Hoya Corp. (a)	341,637
2,800	Ibiden Co., Ltd.	237,938
4,600	Murata Manufacturing Co., Ltd.	278,796
6,500	Nippon Electric Glass Co., Ltd. (a)	110,139
3,000	Taiyo Yuden Co., Ltd. (a)	49,723
2,952	TDK Corp.	242,493
		1,480,470
	Electronic Equipment/ Instruments
23,304	Canon Inc.	1,177,504
747	Keyence Corp.	172,018
10,530	Konica Minolta Holdings, Inc.	185,681
3,700	Kyocera Corp.	313,321
48,500	Matsushita Electric Industrial Co., Ltd.	926,948
52,552	Mitsubishi Electric Corp.	637,418
45,500	NEC Corp.	226,156
13,000	Oki Electric Industry Co., Ltd.* (a)	22,080

NUMBER OF SHARES		VALUE
5,004	OMRON Corp. (a)	$122,508
14,432	Ricoh Co., Ltd.	284,518
2,600	Seiko Epson Corp.	61,861
78,026	Toshiba Corp. (a)	657,930
4,950	Yokogawa Electric Corp. (a)	62,449
		4,850,392
	Electronic Production Equipment
5,150	Advantest Corp. (a)	148,010
5,700	Tokyo Electron Ltd. (a)	333,632
		481,642
	Electronics/Appliance Stores
2,770	Yamada Denki Co., Ltd. (a)	285,110
	Electronics/Appliances
9,150	Casio Computer Co., Ltd. (a)	86,076
10,400	FUJIFILM Holdings Corp.	496,938
7,000	Nikon Corp. (a)	223,327
4,504	Pioneer Corp. (a)	50,106
45,000	Sanyo Electric Co., Ltd.* (a)	74,214
19,500	Sharp Corp. (a)	307,002
17,196	Sony Corp.	849,589
		2,087,252
	Engineering & Construction
5,000	Chiyoda Corp. (a)	92,618
4,000	Comsys Holdings Corp. (a)	39,117
7,546	JGC Corp.	151,248
32,000	Kajima Corp. (a)	113,240
21,571	Obayashi Corp.	108,585
7,000	Okumura Corp.	36,999
21,000	Shimizu Corp. (a)	109,595
31,000	Taisei Corp. (a)	93,116
		744,518
	Finance/Rental/Leasing
640	Acom Co., Ltd. (a)	15,286
500	Aeon Credit Service Co., Ltd. (a)	7,686
600	Aiful Corp. (a)	14,158
1,300	Credit Saison Co., Ltd. (a)	41,239
850	Promise Co., Ltd. (a)	25,516
1,040	Takefuji Corp. (a)	26,577
		130,462

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Financial Conglomerates
236	Mizuho Financial Group, Inc.	$1,326,330
	Food Retail
11,103	Aeon Co., Ltd.	174,015
1,852	FamilyMart Co., Ltd. (a)	54,014
1,603	Lawson, Inc. (a)	55,432
18,100	Seven & I Holdings Co., Ltd. (a)	466,005
		749,466
	Food: Meat/Fish/Dairy
7,000	Meiji Dairies Corp. (a)	37,023
6,000	Nippon Meat Packers, Inc.	60,549
3,200	Yakult Honsha Co., Ltd.	74,078
		171,650
	Food: Specialty/Candy
17,000	Ajinomoto Co., Inc.	190,978
4,500	Kikkoman Corp.	57,102
7,000	Meiji Seika Kaisha, Ltd. (a)	30,834
2,100	Nissin Food Products Co., Ltd. (a)	65,926
4,000	Yamazaki Baking Co., Ltd.	34,989
		379,829
	Gas Distributors
34,000	Osaka Gas Co., Ltd.	132,170
39,000	Tokyo Gas Co., Ltd.	174,311
		306,481
	Home Building
3,956	Daito Trust Construction Co., Ltd. (a)	183,244
21,000	Daiwa House Industry Co., Ltd. (a)	299,080
13,072	Sekisui Chemical Co., Ltd.	89,269
24,046	Sekisui House, Ltd. (a)	307,416
		879,009
	Household/Personal Care
14,500	Kao Corp.	415,921
8,500	Shiseido Co., Ltd.	204,900
1,200	UniCharm Corp. (a)	71,469
		692,290

NUMBER OF SHARES		VALUE
	Industrial Conglomerates
75,000	Hitachi, Ltd.	$508,902
28,500	Kawasaki Heavy Industries, Ltd.	103,720
		612,622
	Industrial Machinery
7,553	Amada Co., Ltd. (a)	76,560
4,500	Daikin Industries, Ltd.	225,950
4,750	Fanuc Ltd.	519,906
25,530	IHI Corp. (a)	61,020
89,550	Mitsubishi Heavy Industries, Ltd.	522,516
1,705	SMC Corp. (a)	228,388
10,000	Sumitomo Heavy Industries, Ltd.	132,223
1,300	THK Co., Ltd.	28,591
		1,795,154
	Industrial Specialties
30,500	Asahi Glass Co., Ltd. (a)	419,210
4,800	Nitto Denko Corp.	234,132
		653,342
	Information Technology Services
1,900	CSK Holdings Corp.	74,585
900	ITOCHU Techno-Solutions Corp.	31,992
18	Net One Systems Co., Ltd. (a)	21,915
3,050	Nomura Research Institute, Ltd.	107,290
33	NTT Data Corp. (a)	149,855
240	OBIC Co., Ltd. (a)	48,138
21,300	SOFTBANK Corp.	496,590
1,100	TIS Inc.	19,341
		949,706
	Internet Software/Services
30	Index Holdings (a)	12,547
393	Yahoo! Japan Corp.	174,346
		186,893
	Investment Banks/Brokers
60,000	Daiwa Securities Group Inc.	577,922
79	SBI E*TRADE Securities Co., Ltd. (a)	84,528

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
6,500	Matsui Securities Co., Ltd.	$51,520
41,450	Nomura Holdings, Inc.	738,503
21,000	Shinko Securities Co., Ltd.	107,725
		1,560,198
	Life/Health Insurance
5,700	T&D Holdings, Inc.	342,067
	Major Banks
35,000	Bank of Yokohama, Ltd. (The) (a)	247,038
20,000	Chiba Bank, Ltd. (The)	160,119
21,000	Joyo Bank, Ltd. (The)	129,816
205,260	Mitsubishi UFJ Financial Group, Inc.	2,044,694
16,623	Chuo Mitsui Trust Holdings, Inc.	132,771
114	Resona Holdings, Inc. (a)	202,155
29,500	Shinsei Bank, Ltd.	95,313
18,000	Shizuoka Bank, Ltd. (The)	188,282
146	Sumitomo Mitsui Financial Group, Inc.	1,191,340
36,081	Sumitomo Trust & Banking Co., Ltd. (The) (a)	267,949
		4,659,477
	Major Telecommunications
44	Nippon Telegraph & Telephone Corp.	201,620
	Marine Shipping
4,000	Mitsui O.S.K. Lines, Ltd.	66,033
28,015	Nippon Yusen Kabushiki Kaisha (a)	289,052
		355,085
	Medical Specialties
4,400	Olympus Corp.	184,000
4,750	Terumo Corp.	231,385
		415,385
	Metal Fabrications
10,000	Minebea Co., Ltd. (a)	69,232
46,000	Mitsubishi Materials Corp. (a)	269,569

NUMBER OF SHARES		VALUE
28,604	Mitsui Mining & Smelting Co., Ltd.	$121,138
17,553	NSK Ltd. (a)	156,069
13,051	NTN Corp. (a)	124,097
		740,105
	Miscellaneous Commercial Services
6,285	Secom Co., Ltd.	322,572
1,030	USS Co., Ltd. (a)	67,324
		389,896
	Miscellaneous Manufacturing
10,527	Ebara Corp.	49,528
6,500	Kurita Water Industries Ltd.	215,992
		265,520
	Motor Vehicles
38,809	Honda Motor Co., Ltd.	1,454,310
57,505	Nissan Motor Co., Ltd.	662,567
62,555	Toyota Motor Corp.	3,573,609
1,100	Yamaha Motor Co., Ltd.	31,311
		5,721,797
	Movies/Entertainment
1,550	Oriental Land Co., Ltd.	91,978
2,450	TOHO Co., Ltd.	48,918
		140,896
	Office Equipment/Supplies
2,500	Kokuyo Co., Ltd.	22,011
	Oil & Gas Production
13	INPEX Holdings Inc.	140,842
	Oil Refining/Marketing
38,000	Nippon Oil Corp.	337,202
5,000	Showa Shell Sekiyu K.K.	59,030
7,000	TonenGeneral Sekiyu K.K. (a)	70,644
		466,876
	Other Consumer Services
1,654	Benesse Corp.	61,668
	Other Metals/Minerals
14,595	Dowa Holdings Co., Ltd.	170,034
10,750	Nippon Mining Holdings, Inc.	101,264

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
24,500	Sumitomo Metal Mining Co., Ltd.	$545,436
		816,734
	Other Transportation
3,000	Mitsubishi Logistics Corp.	43,312
	Packaged Software
1,100	Fuji Soft Inc.	21,797
1,050	Oracle Corp. (a)	48,138
2,200	Trend Micro Inc.	98,402
		168,337
	Personnel Services
1,000	Meitec Corp. (a)	29,416
	Pharmaceuticals: Major
18,600	Takeda Pharmaceutical Co., Ltd.	1,160,947
	Pharmaceuticals: Other
11,100	Astellas Pharma Inc.	490,595
5,906	Chugai Pharmaceutical Co., Ltd.	102,220
15,400	Daiichi Sankyo Co., Ltd. (a)*	438,061
5,203	Eisai Co., Ltd.	218,246
7,032	Kyowa Hakko Kogyo Co., Ltd (a)	76,797
6,181	Shionogi & Co., Ltd. (a)	105,407
3,959	Taisho Pharmaceutical Co., Ltd.	76,143
		1,507,469
	Property - Casualty Insurers
18,568	Millea Holdings, Inc.	731,329
31,000	Mitsui Sumitomo Insurance Co., Ltd.	353,512
21,000	Sompo Japan Insurance Inc.	245,121
		1,329,962
	Pulp & Paper
23	Nippon Paper Group, Inc.	69,052
28,000	Oji Paper Co., Ltd. (a)	128,109
		197,161

NUMBER OF SHARES		VALUE
	Railroads
34	Central Japan Railway Co.	$351,498
83	East Japan Railway Co. (a)	683,261
10,000	Keihin Electric Express Railway Co., Ltd. (a)	61,231
7,000	Keio Corp. (a)	42,579
38,550	Kintetsu Corp. (a)	117,125
21,500	Tobu Railway Co., Ltd. (a)	101,334
23,000	Tokyu Corp. (a)	149,311
14	West Japan Railway Co. (a)	69,985
		1,576,324
	Real Estate Development
3,150	Leopalace21 Corp.	101,138
29,000	Mitsubishi Estate Co., Ltd. (a)	866,510
20,500	Mitsui Fudosan Co., Ltd.	565,992
8,500	Sumitomo Realty & Development Co., Ltd.	299,118
7,000	Tokyo Tatemono Co., Ltd.	89,776
		1,922,534
	Real Estate Investment Trusts
15	Japan Real Estate Investment Corp.	185,351
14	Japan Retail Fund Investment Corp.	103,640
19	Nippon Building Fund Inc.	275,473
		564,464
	Recreational Products
2,300	KONAMI Corp. (a)	68,070
1,908	Nintendo Co., Ltd.	1,202,352
2,350	Shimano Inc.	85,673
3,200	Yamaha Corp.	74,495
		1,430,590
	Regional Banks
9,500	77 Bank, Ltd. (The)	64,159
8,000	Bank of Kyoto, Ltd. (The)	101,955
17,000	Fukuoka Financial Group, Inc. (a)	109,280

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
34,000	Hokuhoku Financial Group, Inc. (a)	$104,826
16,000	Nishi-Nippon City Bank, Ltd. (The) (a)	47,410
		427,630
	Semiconductors
1,300	NEC Electronics Corp.* (a)	35,585
3,605	Rohm Co., Ltd.	315,087
4,000	Sanken Electric Co., Ltd	22,736
		373,408
	Specialty Stores
2,000	Shimachu Co., Ltd.	57,271
4,000	UNY Co., Ltd. (a)	34,569
		91,840
	Steel
8,300	JFE Holdings, Inc.	484,859
42,000	Kobe Steel, Ltd. (a)	150,764
108,108	Nippon Steel Corp. (a)	716,721
65,000	Sumitomo Metal Industries, Ltd. (a)	320,294
		1,672,638
	Telecommunication Equipment
2,000	Uniden Corp.	13,726
	Textiles
3,571	Nisshinbo Industries, Inc. (a)	48,644
20,608	Teijin Ltd.	99,303
31,000	Toray Industries, Inc. (a)	238,905
		386,852
	Tobacco
97	Japan Tobacco Inc.	564,560
	Trucks/Construction/ Farm Machinery
1,000	Hitachi Construction Machinery Co., Ltd. (a)	40,835
27,300	Komatsu Ltd.	914,551
38,000	Kubota Corp. (a)	319,533
		1,274,919

NUMBER OF SHARES		VALUE
	Wholesale Distributors
38,051	Itochu Corp.	$484,442
37,550	Marubeni Corp.	321,413
35,100	Mitsubishi Corp.	1,091,209
43,000	Mitsui & Co., Ltd.	1,117,866
25,800	Sumitomo Corp.	449,511
		3,464,441
	Wireless Telecommunications
57	NTT DoCoMo, Inc.	82,608
	Total Japan	62,322,396
	Luxembourg # (0.3%)
	Steel
11,134	ArcelorMittal	900,970
	Malaysia # (0.1%)
	Engineering & Construction
96,500	IJM Corp. Berhad	256,048
	Mexico (1.3%)
	Beverages: Alcoholic
10,300	Grupo Modelo, S.A. de C.V. (C Shares)	48,445
	Beverages: Non-Alcoholic
4,000	Coca-Cola Femsa, S.A.B. de C.V. (Series L)	18,570
37,500	Fomento Economico Mexicano, S.A.B. de C.V. (Series UBD) (Units) +	133,294
		151,864
	Broadcasting
42,000	Grupo Televisa S.A. (Series CPO)	209,439
	Construction Materials
119,256	Cemex S.A.B de C.V. (Series CPO) (Units)* +	365,178
	Discount Stores
124,623	Wal-Mart de Mexico S.A.B. de C.V. (Series V)	502,700

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Home Building
2,600	Desarrolladora Homex S.A. de C.V. (Sponsored ADR)* (a)	$146,926
20,300	Urbi, Desarrollos Urbanos, S.A. de C.V.*	78,420
		225,346
	Household/Personal Care
10,300	Kimberly-Clark de Mexico, S.A.B de C.V. (A Shares)	44,533
	Industrial Conglomerates
6,600	Alfa, S.A.B (A Shares)	44,320
	Major Telecommunications
241,500	Telefonos de Mexico S.A.B de C.V. (Series L)	443,477
	Miscellaneous Manufacturing
14,700	Grupo Carso S.A.B de C.V. (Series A1)	63,846
	Other Metals/Minerals
21,400	Grupo Mexico S.A.B de C.V. (Series B)	194,080
	Real Estate Development
35,500	Corporacion GEO, S.A. de C.V. (Series B)*	130,846
	Regional Banks
99,900	Grupo Financiero Banorte S.A.B de C.V. (O Shares)	468,464
	Wireless Telecommunications
521,300	America Movil S.A.B de (Series L)	1,660,337
	Total Mexico	4,552,875
	Netherlands # (1.9%)
	Aerospace & Defense
5,703	European Aeronautic Defence and Space Co.* (a)	194,280
	Air Freight/Couriers
14,902	TNT NV	612,676

NUMBER OF SHARES		VALUE
	Beverages: Alcoholic
10,697	Heineken NV	$750,105
	Chemicals: Major Diversified
2,125	Koninklijke DSM NV	120,809
	Electronic Equipment/ Instruments
1,904	Oce NV	38,352
	Electronic Production Equipment
7,109	ASML Holding N.V.*	248,773
	Financial Conglomerates
18,700	ING Groep NV (Share Certificates)	844,014
	Food: Major Diversified
31,798	Unilever NV (Share Certificates) (a)	1,035,668
	Industrial Conglomerates
14,268	Koninklijke (Royal) Philips Electronics NV	592,396
	Industrial Specialties
3,840	Akzo Nobel NV	309,768
	Life/Health Insurance
32,935	Aegon NV	682,855
	Major Telecommunications
29,992	Koninklijke (Royal) KPN NV	567,030
	Medical Specialties
4,934	Qiagen N.V.*	116,551
	Personnel Services
588	Vedior NV - CVA (Share Certificates)	13,444
	Publishing: Books/Magazines
6,593	Reed Elsevier NV	127,965
3,676	Wolters Kluwer NV	115,617
		243,582
	Real Estate Investment Trusts
1,007	Corio NV	88,534
410	Wereldhave NV	48,858
		137,392

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Semiconductors
15,686	STMicroelectronics NV	$269,366
	Total Netherlands	6,777,061
	Norway # (1.5%)
	Chemicals: Agricultural
5,535	Yara International ASA	215,485
	Electrical Products
4,200	Renewable Energy Corp. AS*	215,537
	Financial Conglomerates
8,797	DnB Nor ASA	145,564
	Food: Specialty/Candy
40,530	Orkla ASA	756,636
	Industrial Conglomerates
26,167	Norsk Hydro ASA	384,826
	Integrated Oil
86,411	StatoilHydro ASA	2,925,730
	Major Telecommunications
22,491	Telenor ASA*	530,577
	Miscellaneous Manufacturing
515	Tomra Systems ASA	3,747
	Pulp & Paper
5,283	Norske Skogindustrier ASA (a)	58,324
	Telecommunication Equipment
5,736	Tandberg ASA	146,863
	Total Norway	5,383,289
	Philippines # (0.7%)
	Alternative Power Generation
694,585	PNOC Energy Development Corp.	121,910
	Electric Utilities
52,000	Manila Electric Co.	99,789
	Financial Conglomerates
14,810	Ayala Corp.	213,582
	Real Estate Development
1,167,926	Ayala Land, Inc.	406,561
1,024,000	Megaworld Corp.	106,009

NUMBER OF SHARES		VALUE
16,690	SM Investments Corp.	$146,624
421,000	SM Prime Holdings Inc.	117,569
		776,763
	Regional Banks
92,661	Banco de Oro - EPCI Inc.	134,634
130,060	Bank of the Philippine Islands	196,628
48,400	Metropolitan Bank & Trust Co.	70,054
		401,316
	Specialty Telecommunications
13,010	Philippine Long Distance Telephone Co.	892,975
	Wireless Telecommunications
3,060	Globe Telecom, Inc.	119,579
	Total Philippines	2,625,914
	Poland # (1.0%)
	Aluminum
118	Grupa Kety S.A.	8,962
	Information Technology Services
733	Prokom Software S.A.	42,420
	Major Telecommunications
47,214	Telekomunikacja Polska S.A.	448,111
	Oil Refining/Marketing
20,425	Polski Koncern Naftowy Orlen S.A.*	472,743
	Other Metals/Minerals
8,725	KGHM Polska Miedz S.A.	473,021
	Publishing: Newspapers
2,517	Agora S.A.	56,262
	Regional Banks
7,651	Bank Pekao S.A.	818,345
666	Bank Przemyslowo- Handlowy BPH	262,138
1,784	Bank Zachodni WBK S.A.	198,481
25,556	Powszechna Kasa Oszczednosci Bank Polski S.A.	569,526
		1,848,490
	Total Poland	3,350,009

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Portugal # (0.3%)
	Cable/Satellite TV
4,955	PT Multimedia - Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	$67,459
	Electric Utilities
25,212	Energias de Portugal, S.A.	162,492
	Major Telecommunications
22,173	Portugal Telecom, SGPS, S.A. (Registered Shares) (a)	297,803
	Other Transportation
13,568	Brisa-Auto-Estradas de Portugal, S.A. (Private Shares) (a)	192,910
	Regional Banks
62,564	Banco Comercial Portugues, S.A. (Registered Shares) (a)	304,006
	Total Portugal	1,024,670
	Russia (1.7%)
	Electric Utilities
2,370	RAO Unified Energy System of Russia (Registered Shares) (GDR) # *	289,595
	Food: Meat/Fish/Dairy
1,700	Wimm-Bill-Dann Foods (Sponsored ADR) (a)	203,575
	Integrated Oil
30,399	OAO Gazprom (Sponsored ADR) (a) #	1,519,306
8,843	Lukoil (Sponsored ADR) (a) #	809,337
		2,328,643
	Oil & Gas Production
4,200	Surgutneftegaz (Sponsored ADR) (a) #	274,743
1,900	Tatneft (Sponsored Registered GDR) #	237,304
		512,047

NUMBER OF SHARES		VALUE
	Other Metals/Minerals
3,869	JSC MMC Norilsk Nickel (Sponsored ADR) (a) #	$1,201,157
	Precious Metals
3,600	Polyus Gold (Sponsored ADR)	163,440
	Regional Banks
359	Sberbank (Registered Shares) (GDR) #	178,482
	Steel
6,900	Cherepovets MK Severstal (Registered Shares) (GDR)	164,220
3,500	Novolipetsk Steel (GDR)	144,200
		308,420
	Wireless Telecommunications
5,100	Mobile TeleSystems (Sponsored ADR) (a)	423,300
13,500	Vimpel-Communications (Sponsored ADR)	446,445
		869,745
	Total Russia	6,055,104
	Singapore # (2.2%)
	Aerospace & Defense
61,334	Singapore Technologies Engineering Ltd.	162,224
	Air Freight/Couriers
69,000	Singapore Post Ltd.	58,545
	Airlines
24,267	Singapore Airlines Ltd.	331,336
	Computer Peripherals
4,843	Creative Technology Ltd. (a)	20,390
	Electronic Components
12,696	Venture Corp., Ltd.	123,665
	Electronic Production Equipment
62,000	STATS ChipPAC Ltd.*	70,318
	Hospital/Nursing Management
28,000	Parkway Holdings Ltd. (a)	81,123

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Industrial Conglomerates
62,000	Fraser & Neave Ltd.	$260,352
50,000	Keppel Corp. Ltd.	515,974
		776,326
	Investment Banks/Brokers
35,479	Singapore Exchange Ltd.	390,278
	Major Banks
48,393	DBS Group Holdings Ltd.	756,051
110,078	Oversea-Chinese Banking Corp., Ltd.	707,551
		1,463,602
	Major Telecommunications
490,600	Singapore Telecommunications Ltd.	1,393,667
	Marine Shipping
38,000	Cosco Corp Ltd.	208,265
35,000	Neptune Orient Lines Ltd.	126,442
		334,707
	Miscellaneous Commercial Services
7,973	Raffles Education Corp. Ltd.	18,398
	Other Transportation
87,068	ComfortDelGro Corp. Ltd.	117,255
	Publishing: Newspapers
68,328	Singapore Press Holdings Ltd.	217,641
	Real Estate Development
55,000	Capitaland Ltd.	309,613
24,455	City Developments Ltd.	270,543
17,000	Keppel Land Ltd. (a)	98,323
11,000	Singapore Land Ltd.	74,449
27,673	UOL Group Ltd.	101,252
		854,180
	Real Estate Investment Trusts
45,000	Ascendas Real Estate Investment Trust	81,328
39,700	CapitaMall Trust	101,651
4,800	K-REIT Asia	9,135
		192,114

NUMBER OF SHARES		VALUE
	Regional Banks
51,489	United Overseas Bank Ltd.	$772,285
	Semiconductors
64,000	Chartered Semiconductor Manufacturing Ltd.* (a)	50,955
	Specialty Stores
9,031	Jardine Cycle & Carriage Ltd.	132,571
	Trucks/Construction/ Farm Machinery
38,511	SembCorp Industries Ltd.	158,929
36,400	SembCorp Marine Ltd.	113,725
		272,654
	Water Utilities
29,000	Hyflux Ltd.	74,020
	Total Singapore	7,908,254
	South Africa # (0.2%)
	Pulp & Paper
4,693	Mondi Ltd.	46,008
	Wireless Telecommunications
38,042	MTN Group Ltd.	742,539
	Total South Africa	788,547
	South Korea # (0.6%)
	Airlines
270	Korean Air Lines Co., Ltd.	24,108
	Chemicals: Specialty
320	LG Chem Ltd.	39,991
	Department Stores
72	Shinsegae Co., Ltd.	56,621
	Electric Utilities
1,140	Korea Electric Power Corp.	50,825
	Electronic Distributors
430	LG. Philips LCD Co., Ltd.*	24,050
	Electronics/Appliances
380	LG Electronics Inc.	39,967
	Engineering & Construction
120	Daelim Industrial Co., Ltd.	26,452

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
160	Doosan Heavy Industries and Construction Co., Ltd.	$30,042
200	GS Engineering & Construction Corp.	42,229
300	Hyundai Engineering & Construction Co., Ltd.*	30,749
170	Samsung Engineering Co., Ltd.	23,270
		152,742
	Financial Conglomerates
1,450	Shinhan Financial Group Co., Ltd.	94,538
	Industrial Conglomerates
90	SK Holdings Co., Ltd	27,091
	Industrial Machinery
170	Hyundai Mobis	17,277
	Internet Software/Services
179	NHN Corp.*	58,095
	Investment Banks/Brokers
310	Samsung Securities Co., Ltd.	38,887
	Major Banks
1,300	Kookmin Bank	107,351
	Major Telecommunications
1,050	KT Corp.	49,785
	Motor Vehicles
580	Hyundai Motor Co.	46,123
1,190	Kia Motors Corp.*	13,817
		59,940
	Oil Refining/Marketing
230	S-Oil Corp.	21,102
	Property - Casualty Insurers
150	Samsung Fire & Marine Insurance Co., Ltd.	41,631
	Regional Banks
610	Hana Financial Group Inc.	31,083
	Semiconductors
1,147	Samsung Electronics Co., Ltd.	712,136

NUMBER OF SHARES		VALUE
	Steel
283	POSCO	$206,645
	Tobacco
550	KT&G Corp.	44,340
	Trucks/Construction/ Farm Machinery
420	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	26,932
450	Doosan Infracore Co., Ltd.	19,574
150	Hyundai Heavy Industries Co., Ltd.	84,941
40	Hyundai Mipo Dockyard Co., Ltd.	17,906
		149,353
	Wholesale Distributors
580	Samsung Corp.	54,039
	Total South Korea	2,101,597
	Spain # (2.7%)
	Apparel/Footwear Retail
2,411	Industria de Diseno Textil, S.A.	180,178
	Broadcasting
789	Antena 3 de Television S.A. (a)	14,019
	Electric Utilities
8,564	Endesa, S.A.	446,285
22,700	Iberdrola, S.A. (London Exchange)	364,858
28,080	Iberdrola, S.A.	452,464
1,810	Union Fenosa, S.A.	120,481
		1,384,088
	Electrical Products
3,863	Gamesa Corporacion Tecnologica, S.A.	197,423
	Engineering & Construction
360	Acciona S.A.	111,845
3,150	ACS, Actividades de Construccion y Servicios, S.A.	196,078

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
2,457	Cintra Concesiones de Infraestructuras de Transporte S.A.	$43,082
395	Fomento de Construcciones y Contratas S.A.	34,580
804	Grupo Ferrovial, S.A. (a)	70,548
891	Sacyr Vallehermoso S.A. (a)	42,209
		498,342
	Gas Distributors
15,412	Gas Natural SDG, S.A.	950,670
	Information Technology Services
762	Indra Sistemas S.A.	22,169
	Integrated Oil
12,776	Repsol YPF, S.A.	506,995
	Major Banks
40,669	Banco Bilbao Vizcaya Argentaria, S.A.	1,028,991
78,793	Banco Santander S.A.	1,722,240
		2,751,231
	Major Telecommunications
65,411	Telefonica S.A.	2,165,768
	Other Transportation
4,825	Abertis Infraestructuras S.A. (a)	161,404
	Regional Banks
10,446	Banco Popular Espanol S.A. (a)	183,143
	Steel
2,965	Acerinox, S.A.	87,882
	Tobacco
3,736	Altadis, S.A.	266,725
	Water Utilities
1,994	Sociedad General de Aguas de Barcelona, S.A. (Class A)	79,731
	Total Spain	9,449,768

NUMBER OF SHARES		VALUE
	Sweden # (2.3%)
	Advertising/Marketing Services
2,500	Eniro AB	$32,047
	Apparel/Footwear Retail
7,600	Hennes & Mauritz AB (B Shares)	507,185
	Broadcasting
800	Modern Times Group AB (B Shares) (a)	56,387
	Electronics/Appliances
4,900	Electrolux AB (B Shares)	94,826
	Engineering & Construction
9,280	Skanska AB (B Shares)	183,669
	Household/Personal Care
14,058	Svenska Cellulosa AB (B Shares) (a)	248,479
	Industrial Machinery
500	Alfa Laval AB	40,002
7,800	Assa Abloy AB (B Shares) (a)	164,393
17,120	Atlas Copco AB (A Shares)	286,892
11,444	Atlas Copco AB (B Shares)	180,186
24,345	Sandvik AB	464,784
		1,136,257
	Major Banks
11,750	Skandinaviska Enskilda Banken AB (A Shares)	361,551
19,500	Svenska Handelsbanken AB (A Shares)	648,864
		1,010,415
	Major Telecommunications
3,205	Tele2 AB (B Shares)	75,775
38,848	TeliaSonera AB	383,215
		458,990
	Medical Specialties
3,800	Getinge AB (B Shares) (a)	100,978
	Metal Fabrications
6,408	SKF AB (B Shares)	125,572

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Miscellaneous Commercial Services
1,600	Securitas AB (B Shares)	$20,239
2,000	Securitas Systems AB (B Shares)	8,045
		28,284
	Other Consumer Services
2,000	Securitas Direct AB (B Shares)	5,987
	Pulp & Paper
1,250	Holmen AB (B Shares)	49,309
	Regional Banks
69,334	Nordea Bank AB	1,244,458
	Steel
4,500	SSAB Svenskt Stal AB (Series A)	146,246
	Telecommunication Equipment
435,552	Telefonaktiebolaget LM Ericsson (B Shares)	1,308,473
	Tobacco
13,400	Swedish Match AB	300,417
	Tools/Hardware
1,470	Husqvarna AB (A Shares)	17,665
4,900	Husqvarna AB (B Shares)	59,082
		76,747
	Trucks/Construction/ Farm Machinery
9,600	Scania AB (B Shares) (a)	262,704
12,785	Volvo AB (A Shares)	250,548
26,150	Volvo AB (B Shares)	516,774
		1,030,026
	Total Sweden	8,144,752
	Switzerland # (5.6%)
	Building Products
960	Geberit AG (Registered Shares)	129,365
2,000	Schindler Holding AG (Participation Certificates)	140,375
		269,740

NUMBER OF SHARES		VALUE
	Chemicals: Agricultural
2,167	Syngenta AG (Registered Shares)	$523,242
	Chemicals: Specialty
1,354	Ciba Specialty Chemicals AG (Registered Shares)	67,442
4,563	Clariant AG (Registered Shares)*	58,653
770	Lonza Group AG (Registered Shares)	89,937
		216,032
	Computer Peripherals
4,725	Logitech International S.A (Registered Shares)*	164,217
	Construction Materials
6,344	Holcim Ltd. (Registered Shares)	725,694
	Electronic Equipment/ Instruments
984	Kudelski S.A (Bearer Shares)	27,792
	Financial Conglomerates
17,984	UBS AG (Registered Shares)	965,212
	Food: Major Diversified
10,475	Nestle S.A. (Registered Shares)	4,842,139
	Household/Personal Care
138	Givaudan S.A. (Registered Shares)	135,930
	Industrial Conglomerates
13,200	ABB Ltd. (Sponsored ADR) ##	398,904
40,208	ABB Ltd. (Registered Shares)	1,215,747
146	OC Oerlikon Corp. AG (Registered Shares)* (a)	69,699
		1,684,350
	Major Banks
12,893	Credit Suisse Group (Registered Shares)	870,434

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Major Telecommunications
489	Swisscom AG (Registered Shares)	$181,182
	Marine Shipping
519	Kuehne & Nagel International AG (Registered Shares)	55,646
	Medical Specialties
626	Nobel Biocare Holding AG (Bearer Shares)	182,849
283	Straumann Holding AG (Registered Shares)	79,233
1,322	Synthes, Inc.	165,321
		427,403
	Miscellaneous Commercial Services
22	SGS SA (Registered Shares)	28,996
	Multi-Line Insurance
1,117	Zurich Financial Services AG (Registered Shares)	337,551
	Other Consumer Specialties
17,989	Compagnie Financiere Richemont SA ("A" Bearer Shares) (Units) +	1,286,718
1,414	Swatch Group AG (Bearer Shares)	453,286
1,148	Swatch Group AG (Registered Shares)	72,097
		1,812,101
	Other Metals/Minerals
19,730	Xstrata PLC	1,416,734
	Personnel Services
238	Adecco S.A. (Registered Shares)	14,362
	Pharmaceuticals: Major
40,004	Novartis AG (Registered Shares)	2,131,246
12,033	Roche Holding AG	2,056,948
		4,188,194

NUMBER OF SHARES		VALUE
	Property - Casualty Insurers
10,359	Swiss Re (Registered Shares)	$975,503
	Semiconductors
750	Micronas Semiconductor Holding AG (Registered Shares)* (a)	10,051
	Total Switzerland	19,872,505
	Taiwan (0.2%)
	Electronic Equipment/ Instruments
25,888	AU Optronics Corp. (Sponsored ADR) (a)	562,546
	Thailand # (0.1%)
	Coal
17,100	Banpu Public Co., Ltd.	225,293
	Turkey # (1.6%)
	Beverages: Alcoholic
18,892	Anadolu Efes Biracilik ve Malt Sanayii A.S.	230,940
	Electronics/Appliances
10,662	Arcelik A.S.	81,806
	Financial Conglomerates
38,745	Haci Omer Sabanci Holding A.S.	266,307
	Food Retail
7,889	Migros Turk T.A.S.	138,271
	Industrial Specialties
37,972	Turk Sise ve Cam Fabrikalari A.S.	83,969
	Miscellaneous Manufacturing
43,859	Dogan Sirketler Grubu Holding A.S.*	97,012
	Motor Vehicles
12,086	Ford Otomotiv Sanayi A.S.	142,510
33,561	Koc Holding A.S.*	184,409
		326,919

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Oil Refining/Marketing
10,093	Tupras-Turkiye Petrol Rafinerileri A.S.	$287,362
	Property - Casualty Insurers
13,547	Aksigorta AS	100,564
	Publishing: Newspapers
20,041	Dogan Yayin Holding A.S.*	101,257
	Regional Banks
82,803	Akbank T.A.S.	758,746
75,699	Turkiye Garanti Bankasi A.S.	701,073
103,916	Turkiye Is Bankasi (Series C)	715,303
62,102	Turkiye Vakiflar Bankasi T.A.O. (D Shares)	237,286
51,323	Yapi ve Kredi Bankasi A.S.	201,302
		2,613,710
	Steel
32,003	Eregli Demir ve Celik Fabrikalari T.A.S.	311,886
	Wireless Telecommunications
118,586	Turkcell Iletisim Hizmetleri A.S.	1,140,399
	Total Turkey	5,780,402
	United Kingdom # (16.6%)
	Advertising/Marketing Services
17,397	Aegis Group PLC	45,717
13,410	WPP Group PLC	183,605
8,973	Yell Group PLC	85,175
		314,497
	Aerospace & Defense
69,906	BAE Systems PLC	726,310
23,713	Cobham PLC	104,162
11,324	Meggitt PLC	80,872
40,392	Rolls-Royce Group PLC*	453,339
1,632,311	Rolls-Royce Group PLC (B Shares)	3,733
		1,368,416
	Airlines
14,329	British Airways PLC*	133,304

NUMBER OF SHARES		VALUE
	Apparel/Footwear
15,676	Burberry Group PLC	$201,080
	Auto Parts: O.E.M.
10,171	GKN PLC	77,818
2,453	TI Automotive Ltd.*	0
		77,818
	Beverages: Alcoholic
78,810	Diageo PLC	1,806,763
6,365	SABMiller PLC	191,699
		1,998,462
	Broadcasting
52,249	ITV PLC	107,899
	Cable/Satellite TV
15,201	British Sky Broadcasting Group PLC	215,458
	Casino/Gaming
14,030	Ladbrokes PLC	120,545
10,233	William Hill PLC	132,177
		252,722
	Catalog/Specialty Distribution
10,876	Home Retail Group PLC	99,020
	Chemicals: Major Diversified
18,966	Imperial Chemical Industries PLC	260,018
8,136	Johnson Matthey PLC	303,437
		563,455
	Containers/Packaging
10,347	Rexam PLC	117,068
	Department Stores
22,378	Marks & Spencer Group PLC	304,268
3,491	Next PLC	160,903
		465,171
	Electric Utilities
4,096	International Power PLC	41,800
64,113	National Grid PLC	1,071,086

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
20,431	Scottish & Southern Energy PLC	$662,567
2,429	United Utilities PLC	36,940
		1,812,393
	Electronic Equipment/ Instruments
5,721	Invensys PLC*	38,973
	Electronics/Appliance Stores
26,580	DSG International PLC	71,745
4,063	Kesa Electricals PLC	26,915
		98,660
	Engineering & Construction
6,257	AMEC PLC	109,478
11,318	Balfour Beatty PLC	117,658
		227,136
	Environmental Services
10,648	Biffa PLC	57,932
	Finance/Rental/Leasing
1,021	International Personal Finance	5,267
511	Provident Financial PLC	9,405
		14,672
	Financial Conglomerates
520	Close Brothers Group PLC	8,334
103,122	Lloyds TSB Group PLC	1,173,330
		1,181,664
	Financial Publishing/Services
20,293	Reuters Group PLC	279,141
	Food Retail
23,347	Sainsbury (J) PLC	265,675
126,424	Tesco PLC	1,286,067
		1,551,742
	Food: Major Diversified
29,011	Unilever PLC	982,837
	Food: Specialty/Candy
44,003	Cadbury Schweppes PLC	583,801
15,384	Tate & Lyle PLC	139,740
		723,541

NUMBER OF SHARES		VALUE
	Gas Distributors
54,214	Centrica PLC	$416,861
	Home Building
3,603	Barratt Developments PLC	49,083
1,768	Bellway PLC	39,674
1,777	Berkeley Group Holdings PLC (The) (Units)* +	63,124
3,901	Persimmon PLC	85,446
17,270	Taylor Wimpey PLC	89,378
		326,705
	Home Improvement Chains
16,731	Kingfisher PLC	68,828
	Hotels/Resorts/Cruiselines
4,309	Carnival PLC	201,871
8,641	InterContinental Hotels Group PLC	202,209
		404,080
	Household/Personal Care
20,528	Reckitt Benckiser Group PLC	1,192,882
	Industrial Conglomerates
7,896	Smiths Group PLC	186,224
19,933	Tomkins PLC	92,545
		278,769
	Industrial Machinery
6,480	FKI PLC	12,541
	Information Technology Services
20,898	LogicaCMG PLC	70,956
12,889	Misys PLC	65,126
		136,082
	Integrated Oil
71,632	BG Group PLC	1,326,025
373,910	BP PLC	4,861,892
79,903	Royal Dutch Shell PLC (A Shares)	3,496,499
55,821	Royal Dutch Shell PLC (B Shares)	2,433,841
		12,118,257

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Investment Banks/Brokers
1,519	ICAP PLC	$18,542
672	London Stock Exchange Group PLC	23,495
		42,037
	Investment Managers
1,120	3i Group PLC	25,358
2,028	Invesco PLC	31,213
4,101	Man Group PLC	50,433
497	Schroders PLC	15,962
		122,966
	Life/Health Insurance
48,301	Friends Provident PLC	185,344
46,108	Prudential PLC	752,899
		938,243
	Major Banks
106,345	Barclays PLC	1,349,549
61,582	HBOS PLC	1,122,669
100,523	HSBC Holdings PLC (Registered Shares)	1,991,589
152,769	Royal Bank of Scotland Group PLC	1,648,309
		6,112,116
	Major Telecommunications
175,896	BT Group PLC	1,196,075
	Medical Specialties
15,392	Smith & Nephew PLC	208,389
	Miscellaneous Commercial Services
10,545	BBA Aviation PLC	53,330
10,926	Experian Group Ltd.	115,129
4,556	G4S PLC	20,221
5,673	Rentokil Initial PLC	20,364
1,852	Serco Group PLC	17,498
		226,542
	Miscellaneous Manufacturing
4,162	Fiberweb PLC	4,360
9,042	IMI PLC	106,594
		110,954

NUMBER OF SHARES		VALUE
	Multi-Line Insurance
63,577	Aviva PLC	$1,002,426
163,194	Legal & General Group PLC	476,992
793	Resolution PLC	12,058
		1,491,476
	Other Metals/Minerals
38,216	Anglo American PLC	2,638,334
60,896	BHP Billiton PLC	2,323,113
28,490	Rio Tinto PLC	2,667,123
		7,628,570
	Other Transportation
3,603	Arriva PLC	63,322
9,153	FirstGroup PLC	152,533
9,091	Stagecoach Group PLC	51,519
		267,374
	Packaged Software
28,484	Sage Group PLC (The)	143,679
	Personnel Services
1,773	Capita Group PLC	27,762
4,987	Hays PLC	14,292
		42,054
	Pharmaceuticals: Major
23,087	AstraZeneca PLC	1,140,179
86,832	GlaxoSmithKline PLC	2,239,583
		3,379,762
	Publishing: Books/Magazines
3,334	EMAP PLC	60,982
10,943	Pearson PLC	181,929
17,294	Reed Elsevier PLC	226,825
		469,736
	Publishing: Newspapers
4,759	Daily Mail and General Trust (A Shares)	60,880
3,867	United Business Media PLC	58,737
		119,617
	Pulp & Paper
8,223	Bunzl PLC	124,488
11,731	Mondi PLC	109,144
		233,632

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Railroads
3,313	National Express Group PLC	$91,501
	Real Estate Investment Trusts
8,120	British Land Company PLC	183,786
4,436	Hammerson PLC	102,944
7,260	Land Securities Group PLC	249,104
3,868	Liberty International PLC	96,549
5,810	Segro PLC	56,612
		688,995
	Restaurants
52,088	Compass Group PLC	376,095
17,719	Enterprise Inns PLC	232,740
6,319	Punch Taverns PLC	132,468
4,927	Whitbread PLC	181,823
		923,126
	Semiconductors
30,903	ARM Holdings PLC	95,789
2,965	CSR PLC*	39,962
		135,751
	Specialty Stores
7,209	Galiform PLC*	17,289
22,954	Signet Group PLC	43,257
		60,546
	Tobacco
20,859	British American Tobacco PLC	794,988
8,848	Imperial Tobacco Group PLC	448,691
		1,243,679
	Water Utilities
9,009	Kelda Group PLC	178,237
6,863	Severn Trent PLC	207,554
		385,791
	Wholesale Distributors
14,982	Electrocomponents PLC	78,573
12,575	Wolseley PLC	218,621
		297,194

NUMBER OF SHARES		VALUE
	Wireless Telecommunications
1,092,548	Vodafone Group PLC	$4,309,437
	Total United Kingdom	58,707,308
	Total Common Stocks (Cost $204,378,274)	322,242,090
	Preferred Stocks (2.9%)
	Brazil (2.4%)
	Airlines
12,500	Gol - Linhas Aereas Inteligentes S.A. (Sponsored ADR) (a)	342,250
	Beverages: Alcoholic
1,976	Companhia de Bebidas das Americas	162,131
	Containers/Packaging
15,871	Klabin S.A.	66,211
	Electric Utilities
5,628	Centrais Eletricas Brasileiras S.A. (B Shares)	85,852
7,441	Companhia Energetica de Minas Gerais	160,330
		246,182
	Food: Meat/Fish/Dairy
11,639	Sadia S.A.	79,358
	Food Retail
200	Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Sponsored ADR) (a)	6,436
	Integrated Oil
56,525	Petroleo Brasileiro S.A.	2,356,501
	Major Telecommunications
6,000	Brasil Telecom Participacoes S.A.	89,620
	Miscellaneous Commercial Services
4,578	Contax Participacoes S.A.	7,248

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Other Metals/Minerals
63,004	Companhia Vale do Rio Doce (A Shares)	$1,987,703
	Pulp & Paper
10,555	Aracruz Celulose S.A. (B Shares)	80,810
1,626	Votorantim Celulose e Papel S.A.	51,148
		131,958
	Regional Banks
16,936	Banco Bradesco S.A.	575,412
31,645	Banco Itau Holding Financeira S.A.	897,795
3,750	Unibanco-Uniao de Bancos Brasileiros S.A. (GDR) (Units)+ (a)	592,650
		2,065,857
	Specialty Telecommunications
1,982,422	Embratel Participacoes S.A.	9,278
7,525	Tele Norte Leste Participacoes S.A.	163,836
		173,114
	Steel
8,993	Gerdau S.A.	280,237
3,386	Usinas Siderurgicas de Minas Gerais S.A. (A Shares)	265,476
		545,713
	Wireless Telecommunications
8,441	Vivo Participacoes S.A.	50,090
	Total Brazil	8,310,372
	Colombia (0.1%)
	Regional Banks
5,100	Bancolombia S.A. (Sponsored ADR)	187,425
	Germany # (0.4%)
	Electric Utilities
1,125	RWE AG	137,401

NUMBER OF SHARES		VALUE
	Household/Personal Care
5,318	Henkel KGaA - Vorzug (a)	$272,305
	Motor Vehicles
219	Porsche Automobil Holding SE	585,343
2,789	Volkswagen AG	529,939
		1,115,282
	Total Germany	1,524,988
	Japan # (0.0%)
	Beverages: Non-Alcoholic
509	ITO EN Ltd. (a)	8,121
	Russia (0.0%)
	Oil & Gas Production
2,100	Surgutneftegaz (Sponsored ADR) (a)	142,800
	South Korea # (0.0%)
	Semiconductors
77	Samsung Electronics Co., Ltd.	36,988
	Total Preferred Stocks (Cost $5,579,002)	10,210,694
NUMBER OF RIGHTS
	Rights (0.0%)
	Brazil (0.0%)
	Specialty Telecommunications
39,962	Embratel Participacoes S.A.*	18,473
	India (0.0%)
	Steel
575	Tata Steel Ltd. (Equity Shares) # *	9,255
2,589	Tata Steel Ltd. (Convertible Preference Shares) # *	3,461
		12,716
	Japan (0.0%)
	Other Metals/Minerals
22,095	Dowa Mining Co. # *	0

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF RIGHTS		VALUE
	Sweden (0.0%)
	Advertising/ Marketing Services
2,500	Eniro AB # *	$720
	Total Rights (Cost $0)	31,909
NUMBER OF SHARES (000)
	Short-Term Investments (11.8%)
	Investment Company (c) (1.8%)
6,370	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $6,369,611)	6,369,611
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Debt Securities held as Collateral on Loaned Securities (10.0%)
$1,242	AIG Match Funding Corp., 5.03%, 12/17/07 (b)	1,241,785
887	Alliance and Leister PLC, 5.14%, 09/02/08 (b)	886,975
443	Bancaja, 5.35%, 08/12/08 (b)	443,487
443	Bank of New York Co., Inc. 5.12%, 08/08/08 (b)	443,487
1,685	Bank of Nova Scotia (London) 4.75%, 11/01/07 (b)	1,685,252
443	BASF AG, 5.18%, 08/19/08 (b)	443,456
887	BNP Paribas Mtn., 5.50%, 05/19/08 (b)	886,975
1,774	Cam U.S. Finance S.A. Unipersonal, 5.24%, 07/25/08 (b)	1,773,950

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$887	Canadian Imperial Bank N.Y., 4.67%, 07/28/08 (b)	$886,975
443	CC USA Inc., 4.55%, 01/28/08 (b)	443,294
1,597	CIT Group Holdings, 5.23%, 06/18/08 (b)	1,596,555
4,435	Citigroup Global Markets, Inc., 4.95%, 11/01/07 (b)	4,434,875
887	Credit Suisse First Boston, N.Y., 4.57%, 03/14/08 (b)	886,975
	First Tennesee Bank
443	5.05%, 08/15/08 (b)	443,487
1,774	5.07%, 08/15/08 (b)	1,773,844
	Goldman Sachs Group, Inc.,
834	5.06%, 11/14/08 (b)	833,756
443	5.16%, 09/12/08 (b)	443,487
443	HSBC Finance Corp., 5.14%, 08/05/08 (b)	443,487
1,774	IBM Corp., 5.10%, 09/08/08 (b)	1,774,007
2,228	Lehman Brothers, Inc., 4.94%, 11/01/07 (b)	2,228,250
887	Macquarie Bank Ltd., 5.02%, 08/20/08 (b)	886,975
889	Marshall & Ilsley Bank 5.37%, 12/17/07	889,463
1,330	Metropolitan Life Global Funding, 4.99%, 08/21/08 (b)	1,330,463
1,774	National Rural Utilities Coop., Fin., 5.14%, 09/02/08 (b)	1,773,950
1,029	Nationwide Building Society, 5.28%, 07/25/08 (b)	1,028,890
1,774	National Bank of Canada, 5.11%, 04/02/08 (b)	1,773,731
2,128	Societe Generale, N.Y., 4.73%, 12/31/07 (b)	2,128,631
976	Unicredito Delaware Inc., 5.10%, 08/14/08 (b)	975,699

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$621	Unicredito Italiano Bank (IRE) PLC, 5.15%, 08/08/08 (b)	$620,883
	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $35,403,044)	35,403,044
	Total Short-Term Investments (Cost $41,772,655)	41,772,655

Total Investments (Cost $251,729,931) (d) (e)	106.1%	374,257,348
Liabilities in Excess of Other Assets	(6.1)	(21,606,226)
Net Assets	100.0%	$352,651,122

  ADR  American Depositary Receipt.

  CDI  CHESS Depositary Interest.

  GDR  Global Depositary Receipt.

  *  Non-income producing security.

  **  Comprised of securities in separate entities that are traded as a single stapled security.

  +  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  #  Securities with total market value equal to $315,714,193 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  ##  Security noted was not fair valued.

  (a)  All or a portion of this security was on loan at October 31, 2007.

  (b)  Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2007.

  (c)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (d)  Securities have been designated as collateral in an amount equal to $136,159,188 in connection with open forward foreign currency contracts and open futures contracts.

  (e)  The aggregate cost for federal income tax purposes is $255,837,942. The aggregate gross unrealized appreciation is $122,693,399 and the aggregate gross unrealized depreciation is $4,273,993, resulting in net unrealized appreciation of $118,419,406.

Futures Contracts Open at October 31, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
61	Long	HANG SENG Index Future November/2007	$12,305,468	$65,385
91	Long	MSCI TAIWAN Index Future November/2007	3,488,030	11,828
15	Long	CAC40 10 EURO Future November/2007	1,269,573	19,163
12	Short	DAX Index Future December/2007	(3,502,354)	(21,509)
		Net Unrealized Appreciation		$74,867

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  October 31, 2007 continued

Forward Foreign Currency Contracts Open at October 31, 2007:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$1,747,613	NOK	9,367,204	11/1/07	$(2,214)
	$4,325,075	AUD	4,811,745	12/13/07	145,764
	$7,577,319	EUR	5,444,650	12/13/07	314,370
	$24,034,039	EUR	17,232,408	12/13/07	943,289
	$2,642,675	EUR	1,896,117	12/13/07	105,631
EUR	38,058,716		$53,061,842	12/13/07	(2,101,954)
EUR	6,200,664		$8,647,787	12/13/07	(339,699)
EUR	216,702		$302,020	12/13/07	(12,077)
EUR	2,575,527		$3,590,800	12/13/07	(142,270)
	$25,792,396	EUR	18,496,863	12/13/07	1,017,683
	$14,648,964	EUR	10,505,944	12/13/07	578,764
	$8,574,141	EUR	6,043,064	12/13/07	184,913
	$254,187	GBP	122,814	12/13/07	827
	$4,186,753	HKD	32,540,700	12/13/07	14,122
HKD	105,720,805		$13,602,955	12/13/07	(45,181)
JPY	1,444,487,298		$12,796,663	12/13/07	211,299
	$916,720	JPY	103,432,639	12/13/07	(15,544)
	$5,514,747	JPY	623,028,596	12/13/07	(86,495)
	$8,990,706	JPY	1,014,061,747	12/13/07	(155,505)
JPY	1,003,233,880		$8,574,141	12/13/07	(166,720)
	$6,912,464	JPY	802,667,732	12/13/07	80,927
JPY	492,633,491		$4,324,343	12/13/07	32,183
JPY	677,922,497		$5,905,454	12/13/07	(1,071)
JPY	328,783,851		$2,862,400	12/13/07	(2,190)
Net Unrealized Appreciation					$558,852

Currency Abbreviations:
AUD	Australian Dollar.
GBP	British Pound.
EUR	Euro.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
NOK	Norwegian Krone.

See Notes to Financial Statements

Morgan Stanley International Fund

Summary of Investments  ■  October 31, 2007

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Collateral on Loaned Securities	$35,403,044	9.5%
Major Banks	32,010,646	8.6
Integrated Oil	25,508,272	6.8
Other Metals/Minerals	18,190,170	4.9
Regional Banks	15,192,243	4.1
Major Telecommunications	13,981,707	3.7
Electric Utilities	13,033,696	3.5
Motor Vehicles	12,157,522	3.2
Industrial Conglomerates	11,520,577	3.1
Pharmaceuticals: Major	10,763,608	2.9
Wireless Telecommunications	10,331,501	2.8
Multi-Line Insurance	7,564,138	2.0
Food: Major Diversified	7,507,991	2.0
Real Estate Development	6,607,032	1.8
Financial Conglomerates	6,392,294	1.7
Investment Company	6,369,611	1.7
Electronic Equipment/ Instruments	5,934,670	1.6
Steel	5,375,709	1.4
Engineering & Construction	4,969,024	1.3
Chemicals: Major Diversified	4,393,468	1.2
Telecommunication Equipment	4,291,391	1.1
Food Retail	4,199,135	1.1
Wholesale Distributors	4,143,421	1.1
Beverages: Alcoholic	4,123,434	1.1
Life/Health Insurance	3,994,549	1.1
Trucks/Construction/Farm Machinery	3,790,613	1.0
Oil & Gas Production	3,451,653	0.9
Oil Refining/Marketing	3,415,547	0.9
Industrial Machinery	3,397,595	0.9
Investment Banks/Brokers	3,062,206	0.8
Chemicals: Specialty	3,025,993	0.8
Household/Personal Care	2,985,986	0.8
Electrical Products	2,941,432	0.8
Property - Casualty Insurers	2,747,350	0.7
Gas Distributors	2,645,714	0.7
Tobacco	2,599,017	0.7
Construction Materials	2,412,520	0.6
Electronics/Appliances	2,368,266	0.6
Apparel/Footwear	2,205,985	0.6

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Information Technology Services	$2,045,514	0.5%
Aerospace & Defense	2,010,466	0.5
Food: Specialty/Candy	1,928,453	0.5
Marine Shipping	1,909,261	0.5
Department Stores	1,863,700	0.5
Other Consumer Specialties	1,835,604	0.5
Packaged Software	1,823,116	0.5
Semiconductors	1,792,260	0.5
Real Estate Investment Trusts	1,774,699	0.5
Pharmaceuticals: Other	1,749,352	0.5
Railroads	1,727,409	0.5
Auto Parts: O.E.M.	1,656,367	0.4
Electronic Components	1,604,135	0.4
Air Freight/Couriers	1,533,743	0.4
Building Products	1,503,789	0.4
Home Building	1,431,060	0.4
Recreational Products	1,430,590	0.4
Medical Specialties	1,372,611	0.4
Other Transportation	1,338,781	0.4
Airlines	1,233,457	0.3
Pulp & Paper	1,124,596	0.3
Industrial Specialties	1,100,004	0.3
Hotels/Resorts/Cruiselines	1,094,997	0.3
Specialty Telecommunications	1,094,750	0.3
Apparel/Footwear Retail	1,064,863	0.3
Water Utilities	1,020,485	0.3
Coal	997,769	0.3
Restaurants	923,126	0.3
Metal Fabrications	907,092	0.2
Publishing: Books/Magazines	893,892	0.2
Miscellaneous Commercial Services	885,788	0.2
Electronic Production Equipment	800,733	0.2
Chemicals: Agricultural	800,673	0.2
Automotive Aftermarket	711,036	0.2
Casino/Gaming	621,848	0.2
Media Conglomerates	601,240	0.2
Broadcasting	561,613	0.2
Publishing: Newspapers	556,978	0.2

See Notes to Financial Statements

Morgan Stanley International Fund

Summary of Investments  ■  October 31, 2007 continued

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Miscellaneous Manufacturing	$551,475	0.2%
Precious Metals	536,563	0.1
Discount Stores	502,700	0.1
Containers/Packaging	478,301	0.1
Food: Meat/Fish/Dairy	454,583	0.1
Aluminum	449,021	0.1
Advertising/Marketing Services	446,090	0.1
Specialty Stores	427,004	0.1
Finance/Rental/Leasing	423,862	0.1
Textiles	386,852	0.1
Electronics/Appliance Stores	383,770	0.1
Medical/Nursing Services	335,790	0.1
Computer Processing Hardware	331,106	0.1
Internet Software/Services	311,835	0.1
Investment Managers	302,469	0.1
Financial Publishing/Services	297,273	0.1
Cable/Satellite TV	286,212	0.1
Biotechnology	286,009	0.1
Beverages: Non-Alcoholic	263,852	0.1
Commercial Printing/Forms	259,621	0.1
Other Consumer Services	255,699	0.1
Food Distributors	186,592	0.1
Computer Peripherals	184,607	0.1
Movies/Entertainment	172,482	0.1
Medical Distributors	141,107	0.0

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Office Equipment/Supplies	$134,481		0.0%
Hospital/Nursing Management	132,044		0.0
Trucking	127,373		0.0
Alternative Power Generation	121,910		0.0
Agricultural Commodities/ Milling	101,581		0.0
Personnel Services	99,276		0.0
Catalog/Specialty Distribution	99,020		0.0
Investment Trusts/Mutual Funds	97,665		0.0
Tools/Hardware	88,643		0.0
Home Improvement Chains	68,828		0.0
Environmental Services	57,932		0.0
Oilfield Services/Equipment	57,132		0.0
Pharmaceuticals: Generic Drugs	29,058		0.0
Data Processing Services	28,900		0.0
Electronic Distributors	24,050		0.0
	$374,257,348	*	100.0%

*  Does not include open short/long futures contracts with underlying face amount of $20,565,425 and net unrealized appreciation of $74,867. Also open forward foreign currency contracts with net unrealized appreciation of $558,852.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements

Statement of Assets and Liabilities

October 31, 2007

Assets:
Investments in securities, at value (cost $245,360,320) (Including $33,918,509 of securities loaned)	$367,887,737
Investment in affiliate, at value (cost $6,369,611)	6,369,611
Unrealized appreciation on open forward foreign currency contracts	3,629,772
Cash (including $10,793,329 in foreign currency, at value with cost of $10,610,352 and $2,291,129 in segregation)	13,084,458
Receivable for:
Investments sold	1,711,082
Variation margin	1,488,260
Dividends	541,098
Foreign withholding taxes reclaimed	216,575
Shares of beneficial interest sold	176,252
Compensated forward foreign currency contracts	82,853
Dividends from affiliate	28,797
Prepaid expenses and other assets	524,857
Total Assets	395,741,352
Liabilities:
Collateral on securities loaned at value	35,403,044
Unrealized depreciation on open forward foreign currency contracts	3,070,920
Payable for:
Investments purchased	1,745,399
Shares of beneficial interest redeemed	337,026
Investment advisory fee	199,434
Distribution fee	162,813
Compensated forward foreign currency contracts	140,152
Administration fee	24,619
Transfer agent fee	5,870
Payable to bank	1,715,599
Accrued expenses and other payables	285,354
Total Liabilities	43,090,230
Net Assets	$352,651,122
Composition of Net Assets:
Paid-in-capital	$257,898,214
Net unrealized appreciation	123,216,028	†
Accumulated undistributed net investment income	3,205,575
Accumulated net realized loss	(31,668,695)
Net Assets	$352,651,122
Class A Shares:
Net Assets	$193,043,200
Shares Outstanding (unlimited authorized, $.01 par value)	11,394,967
Net Asset Value Per Share	$16.94
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$17.88
Class B Shares:
Net Assets	$99,635,282
Shares Outstanding (unlimited authorized, $.01 par value)	5,969,909
Net Asset Value Per Share	$16.69
Class C Shares:
Net Assets	$37,084,755
Shares Outstanding (unlimited authorized, $.01 par value)	2,230,270
Net Asset Value Per Share	$16.63
Class D Shares:
Net Assets	$22,887,885
Shares Outstanding (unlimited authorized, $.01 par value)	1,346,611
Net Asset Value Per Share	$17.00

†  Net of $146,271 deferred capital gain country tax.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements continued

Statement of Operations

For the year ended October 31, 2007

Net Investment Income: Income
Dividends (net of $692,477 foreign withholding tax)	$7,513,503
Income from securities loaned - net	262,439
Interest	170,259
Dividends from affiliate	152,126
Total Income	8,098,327
Expenses
Investment advisory fee	2,101,333
Distribution fee (Class A shares)	304,296
Distribution fee (Class B shares)	1,452,746
Distribution fee (Class C shares)	330,810
Transfer agent fees and expenses	474,979
Administration fee	258,626
Custodian fees	206,181
Shareholder reports and notices	158,827
Professional fees	85,460
Registration fees	53,735
Trustees' fees and expenses	5,976
Other	165,716
Total Expenses	5,598,685
Less: amounts waived/reimbursed	(7,029)
Less: expense offset	(3,189)
Net Expenses	5,588,467
Net Investment Income	2,509,860
Net Realized and Unrealized Gain: Net Realized Gain on:
Investments	64,485,823
Futures contracts	2,212,215
Foreign exchange transactions	2,066,162
Net Realized Gain	68,764,200
Net Change in Unrealized Appreciation/Depreciation on:
Investments	13,860,007 †
Futures contracts	145,618
Translation of forward foreign currency contracts and other assets and liabilities denominated in foreign currencies	236,429
Net Change in Unrealized Appreciation/Depreciation	14,242,054
Net Gain	83,006,254
Net Increase	$85,516,114

†  Net of $146,271 deferred capital gain country tax.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2007	FOR THE YEAR ENDED OCTOBER 31, 2006
Increase (Decrease) in Net Assets: Operations:
Net investment income	$2,509,860	$2,813,125
Net realized gain	68,764,200	53,543,484
Net change in unrealized appreciation/depreciation	14,242,054	23,518,932
Net Increase	85,516,114	79,875,541
Dividends to Shareholders from Net Investment Income:
Class A shares	(1,452,280)	(2,410,830)
Class B shares	(1,374,886)	(1,853,783)
Class C shares	(299,910)	(338,879)
Class D shares	(457,373)	(496,509)
Total Dividends	(3,584,449)	(5,100,001)
Net decrease from transactions in shares of beneficial interest	(92,719,912)	(148,477,266)
Net Decrease	(10,788,247)	(73,701,726)
Net Assets:
Beginning of period	363,439,369	437,141,095
End of Period (Including accumulated undistributed net investment income of $3,205,575 and $1,880,548, respectively)	$352,651,122	$363,439,369

See Notes to Financial Statements

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2007

1. Organization and Accounting Policies

Morgan Stanley International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2007 continued

developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2007 continued

gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at October 31, 2007 are $33,918,509 and $35,403,044, respectively. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1 billion and 0.60% to the portion of the daily net assets in excess of $1 billion.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2007 continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. ("the Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.

For the period November 18, 2005 through November 17, 2006, the Investment Adviser had agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) for one year by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator had agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 1.05% of the average daily net assets of the fund. For the year ended October 31, 2007, the total operating expenses waived were $4,590.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,172,386 at October 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2007 continued

year ended October 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $139, $90,052 and $2,317, respectively and received $113,045 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the year ended October 31, 2007, advisory fees paid were reduced by $2,439 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $152,126 for the year ended October 31, 2007. During the year ended October 31, 2007, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $46,597,543 and $40,227,932, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2007 aggregated $70,151,021 and $172,318,663, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2007 continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2007		FOR THE YEAR ENDED OCTOBER 31, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,302,836	$19,623,783	4,153,948	$50,077,268
Conversion from Class B	5,091,894	77,565,898	479,764	5,857,661
Reinvestment of dividends and distributions	100,076	1,363,035	206,798	2,345,090
Redeemed	(6,035,617)	(82,173,956)	(4,714,979)	(56,894,448)
Net increase — Class A	459,189	16,378,760	125,531	1,385,571
CLASS B SHARES
Sold	822,174	12,075,106	1,663,505	19,918,053
Conversion to Class A	(5,156,674)	(77,565,898)	(484,622)	(5,857,661)
Reinvestment of dividends and distributions	87,184	1,179,605	146,771	1,652,647
Redeemed	(2,596,205)	(37,102,280)	(4,057,259)	(48,475,853)
Net decrease — Class B	(6,843,521)	(101,413,467)	(2,731,605)	(32,762,814)
CLASS C SHARES
Sold	270,024	3,923,053	618,843	7,191,377
Reinvestment of dividends and distributions	19,416	261,724	27,740	311,530
Redeemed	(420,507)	(6,030,252)	(453,382)	(5,399,128)
Net increase (decrease) — Class C	(131,067)	(1,845,475)	193,201	2,103,779
CLASS D SHARES
Sold	71,254	1,048,307	142,166	1,703,456
Reinvestment of dividends and distributions	28,871	394,384	37,562	427,455
Redeemed	(490,485)	(7,282,421)	(10,951,429)	(121,334,713)
Net decrease — Class D	(390,360)	(5,839,730)	(10,771,701)	(119,203,802)
Net increase (decrease) in Fund	6,905,759	$(92,719,912)	(13,184,574)	$(148,477,266)

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2007 continued

the foreign exchange rates underlying the forward contracts or an unfavorable change in the value of the securities underlying the futures contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At October 31, 2007, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2007	FOR THE YEAR ENDED OCTOBER 31, 2006
Ordinary income	$3,584,449	$5,100,001
As of October 31, 2007, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$4,680,871
Undistributed long-term gains	—
Net accumulated earnings	4,680,871
Foreign tax credit pass-through	580,956
Capital loss carryforward*	(28,416,296)
Temporary differences	(612,111)
Net unrealized appreciation	118,519,488
Total accumulated earnings	$94,752,908

*During the year ended October 31, 2007, the Fund utilized $65,537,911 of its net capital loss carryforward. As of October 31, 2007, the Fund had a net capital loss carryforward of $28,416,296

Morgan Stanley International Fund

Notes to Financial Statements  ■  October 31, 2007 continued

which will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2007, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts and passive foreign investment companies ("PFICs"), foreign tax credit pass-through and capital loss deferrals on wash sales.

Permanent differences, due to foreign currency gains and tax adjustments on PFICs sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2007:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$2,399,616	$(2,398,952)	$(664)

8. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

9. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley International Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2007		2006		2005	2004	2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.14		$10.70		$9.19	$8.03	$6.70
Income from investment operations:
Net investment income‡	0.15		0.14		0.13	0.06	0.08
Net realized and unrealized gain	3.86		2.52		1.50	1.20	1.33
Total income from investment operations	4.01		2.66		1.63	1.26	1.41
Less dividends from net investment income	(0.21)		(0.22)		(0.12)	(0.10)	(0.08)
Net asset value, end of period	$16.94		$13.14		$10.70	$9.19	$8.03
Total Return†	31.03%		25.21%		17.65%	15.89%	21.31%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.33	%(2)(3)	1.30	%(2)	1.30%	1.57%	1.58%
Net investment income	1.18	%(2)(3)	1.18	%(2)	1.27%	0.67%	1.02%
Supplemental Data:
Net assets, end of period, in thousands	$193,043		$143,730		$115,680	$83,766	$63,422
Portfolio turnover rate	22%		13%		22%	33%	43%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	1.34%	1.17%
October 31, 2006	1.32	1.16

  (3)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2007		2006		2005	2004	2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.97		$10.55		$9.06	$7.93	$6.58
Income (loss) from investment operations:
Net investment income (loss)‡	0.08		0.05		0.05	(0.01)	0.01
Net realized and unrealized gain	3.75		2.49		1.48	1.19	1.34
Total income from investment operations	3.83		2.54		1.53	1.18	1.35
Less dividends from net investment income	(0.11)		(0.12)		(0.04)	(0.05)	–
Net asset value, end of period	$16.69		$12.97		$10.55	$9.06	$7.93
Total Return†	29.58%		24.28%		16.88%	14.87%	20.52%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.08	%(2)(3)	2.05	%(2)	2.05%	2.33%	2.37%
Net investment income (loss)	0.43	%(2)(3)	0.43	%(2)	0.52%	(0.09)%	0.23%
Supplemental Data:
Net assets, end of period, in thousands	$99,635		$166,184		$163,974	$193,796	$205,544
Portfolio turnover rate	22%		13%		22%	33%	43%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	2.09%	0.42%
October 31, 2006	2.07	0.41

  (3)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2007		2006		2005	2004	2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.94		$10.54		$9.06	$7.92	$6.59
Income (loss) from investment operations:
Net investment income (loss)‡	0.06		0.06		0.05	(0.01)	0.01
Net realized and unrealized gain	3.76		2.48		1.47	1.20	1.33
Total income from investment operations	3.82		2.54		1.52	1.19	1.34
Less dividends from net investment income	(0.13)		(0.14)		(0.04)	(0.05)	(0.01)
Net asset value, end of period	$16.63		$12.94		$10.54	$9.06	$7.92
Total Return†	29.58%		24.34%		16.81%	15.03%	20.40%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.08	%(2)(3)	2.04	%(2)	2.05%	2.31%	2.37%
Net investment income (loss)	0.43	%(2)(3)	0.44	%(2)	0.52%	(0.07)%	0.23%
Supplemental Data:
Net assets, end of period, in thousands	$37,085		$30,552		$22,856	$24,527	$25,471
Portfolio turnover rate	22%		13%		22%	33%	43%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	2.09%	0.42%
October 31, 2006	2.06	0.42

  (3)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2007		2006		2005	2004	2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.23		$10.76		$9.24	$8.07	$6.73
Income from investment operations:
Net investment income‡	0.21		0.15		0.15	0.08	0.08
Net realized and unrealized gain	3.83		2.57		1.51	1.20	1.36
Total income from investment operations	4.04		2.72		1.66	1.28	1.44
Less dividends from net investment income	(0.27)		(0.25)		(0.14)	(0.11)	(0.10)
Net asset value, end of period	$17.00		$13.23		$10.76	$9.24	$8.07
Total Return†	31.33%		25.61%		18.03%	15.97%	21.68%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.08	%(2)(3)	1.05	%(2)	1.05%	1.33%	1.37%
Net investment income	1.43	%(2)(3)	1.43	%(2)	1.52%	0.91%	1.23%
Supplemental Data:
Net assets, end of period, in thousands	$22,888		$22,974		$134,631	$143,890	$132,544
Portfolio turnover rate	22%		13%		22%	33%	43%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	1.09%	1.42%
October 31, 2006	1.07	1.41

  (3)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley International Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International Fund (the "Fund"), including the portfolio of investments, as of October 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International Fund as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 27, 2007

Morgan Stanley International Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (53) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E14 4AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).

Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007); and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) 522 Fifth Avenue New York, NY 10036	Vice President	Since December1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley International Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002-July 2003).

Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2007 Federal Tax Notice (unaudited)
For Federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended October 31, 2007. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $5,810,149 as taxable at this lower rate. The Fund intends to pass through foreign tax credits of $546,217, and has derived net income from sources within foreign countries amounting to $3,763,488.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

MORGAN STANLEY FUNDS

Morgan Stanley
International Fund

Annual Report

October 31, 2007

INLANN
IU07–05457P–Y10/07

Item 2.    Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.    Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2007

	Registrant			Covered Entities(1)
Audit Fees		$33,950		N/A

Non-Audit Fees
Audit-Related Fees		$––	(2)	$5,041,000	(2)
Tax Fees		$6,901	(3)	$761,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$6,901		$5,802,000

Total		$40,851		$5,802,000

2006

	Registrant			Covered Entities(1)
Audit Fees		$33,600		N/A

Non-Audit Fees
Audit-Related Fees		$531	(2)	$5,217,590	(2)
Tax Fees		$6,980	(3)	$1,472,895	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$7,511		$6,690,485

Total		$41,111		$6,690,485

N/A- Not applicable, as not required by Item 4.

(1)   Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)   All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.     Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)           This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.     Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.     Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.     Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.     Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.     All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.     Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.     Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.     Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5.    Audit Committee of Listed Registrants.

(a)   The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 20, 2007